File Numbers 333-132009

811-21859

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment Number	☐

Post-Effective Amendment Number 10	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment Number 10	☐

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(Exact Name of Registrant)

Securian Life Insurance Company

(Name of Depositor)

400 Robert Street North

Saint Paul, Minnesota 55101

(Address of Depositor’s Principal Executive Offices)

(651) 665-3500

(Depositor’s Telephone Number, including Area Code)

Gary R. Christensen, Esq.

Senior Vice President, General Counsel and Secretary

Securian Life Insurance Company

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Name and Address of Agent for Service)

Copy to:

Stephen E. Roth, Esq.

Sutherland, Asbill & Brennan LLP

1275 Pennsylvania Avenue, NW

Washington, D.C. 20004-2415

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	May 1, 2015 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Group Variable Universal Life Insurance Contracts and Certificates.

Prospectus

Securian Life Variable

Universal Life Account

Securian Life Insurance Company

Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance Policies issued by Securian Life Insurance Company ("Securian Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract is the Securian Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants of the contractholder. The contractholder is the sponsor of the group-sponsored insurance program.

Subject to the limitations in this prospectus, the certificate owner may allocate net premiums to one or more of the sub-accounts of a separate account of Securian Life called the Securian Life Variable Universal Life Account (herein "separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and described in this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the policy and this prospectus, net premiums may also be allocated to a guaranteed account of Securian Life.

The separate account, through its sub-accounts, invests its assets in shares of ALPS Variable Investment Trust ("ALPS VIT"), American Funds Insurance Series® ("American Funds"), Fidelity® Variable Insurance Products Funds ("Fidelity® VIP"), Ivy Funds Variable Insurance Portfolios ("Ivy Funds VIP"), Janus Aspen Series, Securian Funds Trust (the "Securian Funds Trust"), and Vanguard® Variable Insurance Fund ("Vanguard® VIF") (collectively the "Funds"). The Funds offer their shares exclusively to variable insurance products and certain qualified plans and have the following portfolios which are available for contracts offered under this prospectus (the "Portfolios"):

ALPS Variable Investment Trust
• Ibbotson Balanced ETF Asset Allocation Portfolio—Class I Shares
• Ibbotson Growth ETF Asset Allocation Portfolio—Class I Shares
• Ibbotson Income and Growth ETF Asset Allocation Portfolio—Class I Shares
American Funds Insurance Series®
• Global Growth FundSM—Class 1 Shares
• New World Fund®—Class 1 Shares
Fidelity® Variable Insurance Products Funds
• VIP Equity-Income Portfolio: Initial Class Shares
• VIP High Income Portfolio: Initial Class Shares	Ivy Funds Variable Insurance Portfolios
• Ivy Funds VIP Balanced
• Ivy Funds VIP Core Equity
• Ivy Funds VIP High Income
• Ivy Funds VIP International Core Equity
• Ivy Funds VIP Micro Cap Growth
• Ivy Funds VIP Small Cap Value
• Ivy Funds VIP Value
Janus Aspen Series
• Janus Aspen Series Forty Portfolio—Service Shares
• Janus Aspen Overseas Portfolio—Service Shares

Securian Funds Trust
• SFT Advantus Bond Fund—Class 2 Shares
• SFT Advantus Index 400 Mid-Cap Fund—Class 2 Shares
• SFT Advantus Index 500 Fund—Class 2 Shares
• SFT Advantus International Bond Fund—Class 2 Shares
• SFT Advantus Money Market Fund
• SFT Advantus Mortgage Securities Fund—Class 2 Shares
• SFT Advantus Real Estate Securities Fund—Class 2 Shares	• SFT IvySM Growth Fund*
• SFT IvySM Small Cap Growth Fund*
• SFT Pyramis® Core Equity Fund—Class 1 Shares
* 'Ivy' is the service mark of Ivy Funds Distributor, Inc., an affiliate of the Waddell & Reed Investment Management Company, the fund's subadvisor.
Vanguard® Variable Insurance Fund
• Diversified Value Portfolio
• Total Bond Market Index Portfolio

Please note that the policy, certificates and the Portfolios:

are not guaranteed to achieve their goals;
are not federally insured;
are not endorsed by any bank or government agency; and
are subject to risks, including loss of the amount invested.

A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy and certificates are not available in all states. This prospectus does not offer the policies or certificates in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The date of this prospectus and the statement of additional information is May 1, 2015.

Securian Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101
(800) 815-7636

i

ii

Questions and Answers about the Variable Group Universal Life Insurance Contract

Summary of benefits and risks

All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a withdrawal from his/her certificate, surrender all or part of his/her certificate or take certificate loans. Each certificate has a minimum face amount of death benefit coverage. The death benefit of a certificate may be greater than its face amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

Risks of owning a variable universal life insurance certificate

The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the contract.

A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

Certificate loans may increase the risk of policy lapse, have a negative effect on a certificate's cash value and reduce a certificate's death benefit.

In some circumstances, experience credits, loans and amounts received from a withdrawal or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

What is a universal life insurance certificate?

A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

A universal life certificate of insurance has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance certificates). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term life insurance coverage is usually for a fixed period of time for a fixed premium.

What makes the certificate "variable"?

The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Securian Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Securian Life. Each sub-accounts invests in a corresponding Portfolio of a Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Funds.

The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values into which the owner has made allocations. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a withdrawal or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

Is there an investment performance risk?

Yes. The account value of the certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease (but not below the guaranteed amount) with investment experience.

Owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 3 percent for group-sponsored programs effective prior to May 1, 2011. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent.

What variable investment options are available?

The separate account currently invests in each of the Portfolios listed below. However, your group sponsor insurance program may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios listed below.

ALPS Variable Investment Trust (all are Class I Shares):

Ibbotson Balanced ETF Asset Allocation Portfolio

Ibbotson Growth ETF Asset Allocation Portfolio

Ibbotson Income and Growth ETF Asset Allocation Portfolio

American Funds Insurance Series® (all are Class 1 Shares):

Global Growth FundSM

New World Fund®

Fidelity® VIP Portfolios include (all are Initial Class Shares):

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP High Income Portfolio

Ivy Funds VIP Portfolios include:

Ivy Funds VIP Balanced

Ivy Funds VIP Core Equity

Ivy Funds VIP High Income

Ivy Funds VIP International Core Equity

Ivy Funds VIP Micro Cap Growth

Ivy Funds VIP Small Cap Value

Ivy Funds VIP Value

Janus Aspen Series Portfolios include (all are Service Shares):

Janus Aspen Series Forty Portfolio

Janus Aspen Series Overseas Portfolio

Securian Funds Trust Funds include:

SFT Advantus Bond Fund—Class 2 Shares

SFT Advantus Index 400 Mid-Cap Fund—Class 2 Shares

SFT Advantus Index 500 Fund—Class 2 Shares

SFT Advantus International Bond Fund—Class 2 Shares

SFT Advantus Money Market Fund

SFT Advantus Mortgage Securities Fund—Class 2 Shares

SFT Advantus Real Estate Securities Fund—Class 2 Shares

SFT IvySM Growth Fund

SFT IvySM Small Cap Growth Fund

SFT Pyramis® Core Equity Fund—Class 1 Shares

Vanguard® Variable Insurance Fund

Diversified Value Portfolio

Total Bond Market Index Portfolio

There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. We reserve the right to add, combine or remove eligible Funds and Portfolios.

How can net premiums be allocated?

In the initial signed application for life insurance, the owner may indicate the desired allocation of net premiums among the guaranteed account and the available sub-accounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

What death benefit options are offered under the certificate?

We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

For information on the death benefit option applicable to your certificate see the "Death Benefit and Account Values" section of this prospectus.

There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

There is a minimum death benefit based on the account value that is required to preserve the qualification of this certificate as life insurance under Section 7702 of the Internal Revenue Code (the "Code"). This is further described under the "Death Benefit and Account Values" section of this prospectus.

Are the benefits under a certificate subject to federal income tax?

Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a withdrawal or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

•  is made on or after the date on which the owner attains age 59 1/2,

•  is attributable to the owner becoming disabled, or

•  is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

Does the owner have access to the account values?

Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

•  to provide retirement income,

•  as collateral for a loan,

•  to continue some amount of insurance protection without payment of premiums, or

•  to obtain cash by surrendering the certificate in full or in part.

The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Withdrawals and Transfers" and "Loans" sections of this prospectus.

In general, the owner may request a surrender of or a withdrawal from the certificate at any time while the insured is living. A surrender or withdrawal may have federal income tax consequences. (See "Federal Tax Status".) Withdrawals may also assess a processing charge of 2% of the amount withdrawn not to exceed $25.

A withdrawal of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum withdrawal is equal to 100% of the net cash value. We reserve the right to limit the number of withdrawals to one per certificate month, change the minimum amount for withdrawals, limit the frequency of withdrawals, or restrict or prohibit withdrawals from the guaranteed account.

What charges are associated with the certificate?

We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

Fee tables

The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums	From Each Premium Payment*	5% of Premium†
Maximum Premium Tax Charge	From Each Premium Payment*	4% of Premium†
Maximum OBRA Expense Charge**	From Each Premium Payment*	1.25% of Premium††
Maximum Deferred Sales Charge	None	N/A
Maximum Withdrawal Fee	From Each Withdrawal	Lesser of $25 or 2% of Withdrawal Amount†
Maximum Transfer Fee	Upon Each Transfer†††	$10†††

  *  The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code Section 1035 exchange.

  **  The OBRA expense charge is to reimburse the Company for extra costs associated with recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

  †  The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

  ††  For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.35 percent of each premium payment.

  †††  There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

Periodic Charges Other Than Fund Operating Expenses

Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge Maximum & Minimum Charge for Certificates Issued Prior to January 1, 2009 and All Face Amount Increases on such Certificates	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $25.26 Per Month Per $1,000 of Net Amount at Risk
Minimum: $0.03 Per Month Per $1,000 of Net Amount at Risk
Maximum & Minimum Charge(6)	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $41.36 Per Month Per $1,000 of Net Amount at Risk(1)(5)
Minimum: $0.03 Per Month Per $1,000 of Net Amount at Risk(1)
Charge for a 45 year old non-smoking Certificateholder(7)	On the Certificate Date and Each Subsequent Monthly Anniversary	$0.11 Per Month Per $1,000 of Net Amount at Risk(1)

Charge	When Charge is Deducted	Amount Deducted
Monthly Administration Charge	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $4 Per Month(2)
Loan Interest Spread	Each Monthly Anniversary	2 percent Per Annum(3)
Accidental Death and Dismemberment Charge	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $0.10 Per Month Per $1,000 of Net Amount at Risk(4)
Waiver of Premium Charge	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: 50% of the Cost of Insurance Charge(4)
Child Rider Charge	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $0.35 Per Month Per $1,000 of Net Amount at Risk(4)
Spouse Rider Charge Maximum & Minimum Charge for Certificates Issued Prior to January 1, 2009 and All Face Amount Increases on such Certificates	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $25.26 Per Month Per $1,000 of Net Amount at Risk
Minimum: $0.03 Per Month Per $1,000 of Net Amount at Risk
Maximum & Minimum Charge(6)	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $41.36 Per Month Per $1,000 of Net Amount at Risk(1)(4)
Minimum: $0.03 Per Month Per $1,000 of Net Amount at Risk(1)(4)
Charge for a 45 year old Non-smoking Certificateholder(7)	On the Certificate Date and Each Subsequent Monthly Anniversary	$0.11 Per Month Per $1,000 of Net Amount at Risk(1)(4)

(1)  The cost of insurance charge will vary depending upon the insured's attained age, the group sponsored insurance program and rate class. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Securian Life at 1-800-815-7636, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time.

(2)  The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(3)  The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.

(4)  The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(5)  The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(6)  The maximum charge in this row applies to certificates issued on or after January 1, 2009.

(7)  For certificates issued both before and after January 1, 2009.

For information concerning compensation paid for the sale of the group contract and certificates, see the "Distribution of Certificates" section of the prospectus.

The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged by any of the Funds for its Portfolios for the fiscal year ended December 31, 2014. More detail concerning a particular Fund and its Portfolios' fees and expenses is contained in the prospectus for that Fund.

Range of Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets including
management fees, distribution (12b-1) fees and other expenses)*

Fee Description	Minimum	Maximum
Total Annual Portfolio Operating Expenses	0.19%	1.32%

* The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fees (if applicable) and expense reductions (if applicable) for a particular Fund Portfolio please see that Fund's prospectus.

General Descriptions

Securian Life Insurance Company

Securian Life Insurance Company, 400 Robert Street North, St. Paul, Minnesota 55101, is a stock life insurance company organized under the laws of Minnesota. We are licensed to conduct a life insurance business in all states.

Securian Life Variable Universal Life Account

The separate account was established on December 1, 2004, by our Board of Directors in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the separate account. The obligations to certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Securian Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income, gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.

The separate account currently invests in the Portfolios of ALPS VIT, American Funds, Fidelity® VIP, Ivy Funds VIP, Janus Aspen Series, Securian Funds Trust and Vanguard® VIF. The Fund Portfolio prospectuses accompany this prospectus. For additional copies please call us at 1-800-815-7636. You should read each prospectus carefully before investing in the certificate.

The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

Below is a list of the Portfolios and their adviser and sub-adviser, if applicable.

Fund/Portfolio	Investment Adviser	Investment Sub-Adviser
ALPS VIT:
Ibbotson Balanced ETF Asset Allocation Portfolio: Class I Shares (Seeks to provide investors with capital appreciation and some current income.)	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio: Class I Shares (Seeks to provide investors with capital appreciation.)	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio Class I Shares (Seeks to provide investors with current income and capital appreciation.)	ALPS Advisors, Inc.	Ibbotson Associates, Inc.

Fund/Portfolio	Investment Adviser	Investment Sub-Adviser
American Funds:
Global Growth FundSM Class 1 Shares (The fund's investment objective is to provide you with long-term growth of capital.)	Capital Research and Management Company
New World Fund® Class 1 Shares (The fund's investment objective is long-term capital appreciation.)	Capital Research and Management Company
Fidelity® VIP:
Equity-Income Portfolio:
Initial Class Shares
(Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500®).)	FMR	FMR Co., Inc. and other investment advisers serve as sub-advisers for the portfolio.
High Income Portfolio: Initial Class Shares (Seeks a high level of current income, while also considering growth of capital.)	FMR	FMR Co., Inc. and other investment advisors serve as sub-advisers for the portfolio.
Ivy Funds VIP:
Ivy Funds VIP Balanced (Seeks to provide total return through a combination of capital appreciation and current income.)	Waddell & Reed Investment Management Company
Ivy Funds VIP Core Equity (Seeks to provide capital growth and appreciation.)	Waddell & Reed Investment Management Company
Ivy Funds VIP High Income (Seeks to provide total return through a combination of high current income and capital appreciation.)	Waddell & Reed Investment Management Company
Ivy Funds VIP International Core Equity (Seeks to provide capital growth and appreciation.)	Waddell & Reed Investment Management Company
Ivy Funds VIP Micro Cap Growth (Seeks to provide growth of capital.)	Waddell & Reed Investment Management Company	Wall Street Associates, LLC
Ivy Funds VIP Small Cap Value (Seeks to provide capital appreciation.)	Waddell & Reed Investment Management Company
Ivy Funds VIP Value (Seeks to provide capital appreciation.)	Waddell & Reed Investment Management Company
Janus Aspen Series:
Forty Portfolio—Service Shares (Seeks long-term growth of capital.)	Janus Capital Management LLC
Overseas Portfolio—Service Shares (Seeks long-term growth of capital.)	Janus Capital Management LLC
Securian Funds Trust:
SFT Advantus Bond Fund—Class 2 Shares	Advantus Capital Management, Inc.
SFT Advantus Index 400 Mid-Cap Fund—Class 2 Shares	Advantus Capital Management, Inc.
SFT Advantus Index 500 Fund—Class 2 Shares	Advantus Capital Management, Inc.
SFT Advantus International Bond Fund—Class 2 Shares	Advantus Capital Management, Inc.	Franklin Advisers, Inc.
SFT Advantus Money Market Fund*	Advantus Capital Management, Inc.
SFT Advantus Mortgage Securities Fund—Class 2 Shares	Advantus Capital Management, Inc.
SFT Advantus Real Estate Securities Fund—Class 2 Shares	Advantus Capital Management, Inc.
SFT IvySM Growth Fund	Advantus Capital Management, Inc.	Waddell & Reed Investment Management Company

Fund/Portfolio	Investment Adviser	Investment Sub-Adviser
SFT IvySM Small Cap Growth Fund	Advantus Capital Management, Inc.	Waddell & Reed Investment Management Company
SFT Pyramis® Core Equity Fund—Class 1 Shares	Advantus Capital Management, Inc.	Pyramis Global Advisors, LLC
Vanguard® VIF:
Diversified Value Portfolio (Seeks long-term capital appreciation and income.)	Barrow, Hanley, Mewhinney & Strauss, Inc.
Total Bond Market Index Portfolio (Seeks to track the performance of a broad, market-weighted bond index.)	The Vanguard Group, Inc.

*  Although the Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Money Market Fund. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the separate account, during extended periods of low interest rates, the yield of the sub-account that invests in the Money Market Fund may become extremely low and possibly negative.

The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the certificate cash value of your certificate resulting from the performance of the Portfolio you have chosen.

Additions, deletions or substitutions

We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Securian Life and other affiliated and unaffiliated life insurance companies, and as the investment medium for certain participating qualified plans to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Securian Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

Voting rights

We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

The guaranteed account

The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

Because of exemptive and exclusionary provisions, interests in Securian Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Securian Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

Summary information

Securian Life's general account consists of all assets owned by Securian Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Securian Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Securian Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.

Guaranteed Account Value Securian Life bears the full investment risk for amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. For group-sponsored programs effective prior to May 1, 2011, the guaranteed minimum annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the guaranteed minimum annual rate is 1.5 percent. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.

Charges

Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds.

Premium expense charges

The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

Sales Charge We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the cost of insurance charge or administration charge.

Premium Tax Charge We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received, for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by state and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA Expense Charge Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

Account value charges

The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

Monthly Deduction The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

We may deduct an administration charge from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

The monthly cost of insurance will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

Changes to the cost of insurance rates are generally effective at the beginning of each certificate year, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $25.26 per month per $1,000 of net amount at risk).

For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

Some group contracts will be issued using tobacco distinct cost of insurance rates. As a result, an otherwise healthy non-smoker who is part of a uni-tobacco group, may pay higher cost of insurance rates than if he/she was part of a group contract issued on a tobacco distinct basis.

Withdrawal Charge For certificates under some group-sponsored insurance programs, a transaction charge will be assessed against the net cash value for each withdrawal to cover the administrative costs incurred in processing the withdrawal. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction.

Transfer Charge There is currently no charge assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

Additional Benefits Charges Additional benefits may be included with the certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charged associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

Separate account charges

We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

Fund charges

Shares of the Funds are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Funds. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

Guarantee of certain charges

We will not increase the following charges: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum withdrawal transaction charge; and (7) the maximum transfer charge.

Information about the Certificate

Applications and certificate issue

We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Securian Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue a certificate. The issuance of a group contract and its associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

Exchange privilege

Within the first 18 certificate months of coverage, an owner may transfer all sub-account values under his or her certificate to the guaranteed account, without transfer or other restrictions, provided the group contract is in force and the required premiums are fully paid.

If there is a material change to the investment policy of the separate account, an owner may transfer all sub-account values under his or her certificate to the guaranteed account without transfer or other restrictions provided the group contract is in force and the required premiums are fully paid.

Paid-up insurance option

Once per certificate year, an owner can apply his or her cash surrender value to purchase guaranteed fixed paid-up insurance under the group contract. If the owner applies his or her cash surrender value to purchase guaranteed fixed paid-up insurance under the group contract, we will terminate the owner's insurance provided under his or her original certificate and issue a new certificate specifications page showing the guaranteed fixed paid-up insurance. Insurance on any dependents insured by rider will terminate and such insurance can be converted to a policy of individual life insurance according to the conversion provisions of the rider.

The death benefit provided by the guaranteed fixed paid-up coverage will be determined as follows:

•  We will calculate the net cash value of the certificate on the date of the change. This will be the initial cash value of the guaranteed fixed paid-up coverage.

•  The amount of the paid-up death benefit will be determined by multiplying the net cash value by a paid-up insurance factor. The minimum paid-up insurance factors are shown in the group contract.

•  The minimum cash value of the paid-up death benefit is determined by dividing the paid-up death benefit by the applicable paid-up insurance factor as shown in the group contract.

The net amount at risk provided by the guaranteed fixed paid-up coverage may not exceed the net amount at risk immediately prior to the exercise of this paid-up option. We reserve the right to return any excess net cash value and/or reduce the death benefit in order to achieve this.

Paid-up insurance terminates at age 95.

In no event will we be liable under the original and the guaranteed fixed paid-up coverages.

A detailed statement of the method of computation of cash surrender values and other nonforfeiture benefits is on file with the Superintendent of Insurance for the State of New York.

Dollar cost averaging

We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the Money Market Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high. Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.

To elect dollar cost averaging the owner must have at least $3,000 in the Money Market Sub-Account. The automatic transfer amount from the Money Market Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the Money Market Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the Money Market Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.

Free look

It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

Continuation of group coverage

If the insured's eligibility under the group contract ends, the current group coverage may continue unless:

•  the certificate is no longer in force; or

•  the group contract has terminated, although we may allow continuation for certificates under some group-sponsored insurance programs if there is no successor plan (see below).

If either of these limitations apply, the owner may still elect to continue the current group coverage, but only for a period not to exceed one year. At the end of this continuation period, he or she may convert such insurance to an individual certificate of permanent insurance with Securian Life. Such conversion shall be subject to the rest of the Conversion Privilege section in the certificate and this prospectus.

Successor plan shall mean another insurer's insurance policy(ies) with a cash accumulation feature or an annuity contract(s) that replaces the insurance provided under the group contract.

The face amount of insurance will not change unless the owner requests a change. We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to certificates under the group contract that have not been continued under this provision.

Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

Conversion privilege to an individual policy

If the group contract is terminated or if the insured's insurance under the group contract ends due to the termination of his or her employment or membership in the class or classes eligible for coverage under the group certificate or his or her insurance is reduced on or after the attainment of age sixty in any increment or series of increments totaling twenty percent or more of the amount of insurance in force under the certificate prior to the first reduction at age sixty, the owner shall be entitled to convert such insurance to a policy of permanent individual life insurance within thirty one days of such termination or reduction, without providing evidence of insurability, subject to the following:

•  the owner's written application to convert to an individual certificate and the first premium for the individual policy must be received in our home office within 31 days of the date the insurance terminates under the group contract; and

•  the owner may convert all or part of the amount of insurance under the group contract at the time of termination or, if insurance is reduced due to age, the amount of insurance equal to the amount which was reduced. The owner may convert said amounts to any policy of permanent individual life insurance then customarily issued by us or an affiliated company and the owner may choose any death benefit option affected by such policy. The individual policy will not include any additional benefits, including, but not limited to disability benefits, accidental death or dismemberment benefits or accelerated benefits. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday, the plan of insurance, and the class of risk to which the insured belongs on the date of conversion; and

•  if the insured should die within 31 days of the date that insurance terminated under the group contract, the full amount of insurance that could have been converted under the certificate will be paid.

If an insured has received accelerated payment of the full amount of his or her death benefit, any child dependent insured under such insured's certificate will be allowed to convert any such insurance to a policy of individual life insurance with Securian Life or an affiliated company.

If an owner is eligible to convert the insurance, the owner may elect to continue such insurance under the group policy prior to converting to an individual policy by paying premiums directly to us. The owner may continue such group life insurance for a period of up to one year at which time he or she may convert such insurance to an individual policy of permanent insurance. Such conversion shall be subject to the rest of this conversion privilege section. Except for insurance that is eligible for conversion as a result of a reduction due to the age of the insured, insurance may be continued beyond one year according to the terms of the continuation of group coverage section. The cost of insurance and administration fee for this continued coverage may be higher.

The owner will be notified of his or her right to continue or convert the group life insurance provided by his or her certificate. If notification is made within 15 days before or after the event that results in termination or reduction of the group life coverage, the owner will have 31 days from the date the insurance terminates to elect continuation or conversion. If the notice is given more than 15 days but less than 90 days after the event, the time allowed for the exercise of the continuation or conversion privilege shall be extended to 45 days after such notice is sent. If notice is not given within 90 days, the time allowed for the exercise of the continuation or conversion privilege expires 90 days after the terminating event. Such notice shall be mailed to the owner at the owner's last known address.

The continuation or conversion privilege is not available if the owner's coverage under this group policy terminates due to the owner's failure to make, when due, required premium contributions.

General provisions of the group contract

Issuance The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Securian Life at our home office.

Termination The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be converted to individual coverage as described under the "Conversion Privilege to an Individual Policy" section of this prospectus.

Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

Right to Examine Group Contract The contractholder may terminate the group contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

Entire Group Contract The group contract, the attached copy of the contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

Ownership of Group Contract and Group Contract Changes The contractholder owns the group contract. The group contract may be changed or amended by agreement between us and the contractholder without the consent of any person claiming rights or benefits under the group contract. Any such changes made, that are not material to the information presented in this registration statement, may be made without notice to or consent of the certificate owners. However, signed acceptance by owners or insureds is required for any amendment made after the effective date of this group contract which reduces or eliminates coverages for such owners or insureds and for which the owner or insured is making all required premium contributions. Unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.

Certificate Premiums

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.

When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Privilege to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

Premium limitations

After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

Allocation of net premiums and account value

Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds. Net premiums are valued as of the end of the valuation period in which they are received. For further information on unit values see the "Unit Values" section of this prospectus.

The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Money Market Sub-Account until the end of the period.

We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 10 percent to 50 percent of the net premium.

If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.

Death Benefit and Account Values

If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected for the certificate.

There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

Option A—level death benefit

The amount of the death benefit for Option A is:

•  the greater of the face amount of insurance on the date of death or the minimum death benefit on the date of death; plus

•  any premium received after the date of death; minus

•  any unpaid monthly deductions due through the month in which death occurs, and any loan principal and accrued loan interest charges.

Option B—increasing death benefit

The amount of the death benefit for Option B is:

•  the greater of the face amount of insurance on the date of death plus the account value as of the date of death, or the minimum death benefit on the date of death; plus

•  any premium received after the date of death; plus

•  any accrued loan interest credits; minus

•  any unpaid monthly deductions due through the month in which death occurs, and any loan principal and accrued loan interest charges.

The death benefit option for all certificates will initially be the death benefit option selected by the group sponsor. For certificates under some group-sponsored insurance programs, we will allow the owner to request a change in the death benefit option once, during the lifetime of the insured. For certificates where we do not allow the owner to request a change in the death benefit option, the death benefit option will remain unchanged from the group sponsor's initial selection. The current death benefit option will be shown on the specifications page of the certificate. Changing the death benefit option may have federal income tax consequences. You should consult a tax adviser before changing the death benefit option.

If an owner elects to change the death benefit option from Option A to Option B, the face amount under Option B will be equal to the face amount under Option A less the certificate account value on the effective date of the change.

If an owner elects to change the death benefit option from Option B to Option A, the face amount under Option A will be equal to the face amount under Option B plus the certificate account value on the effective date of the change.

The minimum death benefit is an amount determined by us that is required to preserve the qualification of the certificate as a life insurance policy as defined by Section 7702 of the Internal Revenue Code. The minimum death benefit is a percentage of the account value. The percentage depends on the test used in determining the qualification of life insurance.

At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests please see the Statement of Additional Information.

Change in face amount

Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. The face amount may also change due to a change in death benefit option. (See "Death Benefit and Account Values".) A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

Increases If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

Decreases Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

Changes in Face Amount Due to a Change in Death Benefit Option Changes in the face amount of insurance due to a change in death benefit option are effective on the monthly certificate anniversary on or following our receipt of the written request or on any other date mutually agreed upon between the owner and us.

Payment of death benefit proceeds

The amount payable as death proceeds upon the insured's death will be determined according to the death benefit option elected for the certificate. The death benefit proceeds will also include any amounts payable under any riders.

If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)

Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Interest will be paid on the death benefit from the date of the insured's death until the date of payment. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law, whichever is greater. For group-sponsored programs implemented prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement described below.

When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options".)

An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

Account values

The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

Determination of the Guaranteed Account Value The guaranteed account value is the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs effective prior to May 1, 2011, the guaranteed minimum annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the guaranteed minimum annual rate is 1.5 percent. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

Determination of the Separate Account Value The certificate's separate account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits, loan interest credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

Unit Value The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

Net Investment Factor The net investment factor for a valuation period is the gross investment rate for such valuation period. The gross investment rate is equal to:

•  the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus

•  the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

•  the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.

We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

Daily Values We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 4:00 p.m. Eastern Time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Funds' portfolio securities will not materially affect the current net asset value of such Funds' shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Funds' shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.

Surrenders, Withdrawals and Transfers

The owner may request a surrender of or a withdrawal from the certificate at any time while the insured is living. To make a surrender or withdrawal, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and withdrawal requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or withdrawal request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or, at the option of the owner, can be applied to a settlement option. A surrender or withdrawal may have federal income tax consequences. (See "Federal Tax Status".)

A withdrawal of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group contract. The minimum will never exceed $500. The maximum withdrawal is equal to 100% of the net cash value. We reserve the right to limit the number of withdrawals to one per certificate month, change the minimum amount for withdrawals, limit the frequency of withdrawals, or restrict or prohibit withdrawals from the guaranteed account. A withdrawal will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A withdrawal has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the withdrawal, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

On a withdrawal, the owner may designate the sub-accounts of the separate account from which a withdrawal is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, withdrawals will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a withdrawal under the certificate.

A transaction charge will be deducted from the net cash value in connection with a withdrawal for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

Transfers

The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

Market Timing This policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Securian Life to discourage market timing and frequent transfer activity, and, when Securian Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of—or otherwise modify, condition or terminate—any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectuses for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

•  the dollar amount of the transfer(s);

•  whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

•  whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

•  the number of transfers in the previous calendar quarter;

•  whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging. The Funds may also have their own policies and procedures described in their prospectuses that are designed to limit market timing or other frequent trading activity. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an owner's tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a portfolio(s). You should read the Portfolio prospectuses for more details.

In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

Guaranteed Account Transfer Restrictions There are additional restrictions to transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

Other Transfer Information For transfers out of the separate account or among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-815-7636 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-1542.

We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-815-7636.

Loans

The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where (a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charges. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. The owner may also obtain a loan by telephone during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Time. Should the owner make a request by telephone call or other electronic means, he or she will be asked for personal identification and certificate number. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

Loan interest

The interest rate charged on a certificate loan will be 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will equal 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

Loan repayments

If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.

Lapse and Reinstatement

Lapse

Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

Reinstatement

A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

The account value amount on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated, increased by the net premiums paid at the time of reinstatement.

The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.

Additional Benefits

Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. The descriptions below are intended to be general and the group contract, any riders, if applicable and the certificate, should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 8.

Accelerated Benefits Rider Provides for the accelerated payment of the insured's death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the insured's death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

Waiver of Premium Rider Provides for the waiver of the monthly deduction while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

Accidental Death and Dismemberment Rider Provides additional insurance if the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

Child Rider Provides for term insurance on the insured's children, as specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

Spouse Rider May provide for term insurance on the insured's spouse, domestic partner, or children, as specified in the rider. To be eligible for the insurance, the insured's spouse, domestic partner, or children must meet the eligibility requirements indicated in the rider. The death benefit will be payable as provided in the rider. This rider may also be named Spouse, Domestic Partner, and Child Term Life Insurance Policy Rider.

Policyholder Contribution Rider Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.

General Matters Relating to the Certificate

Postponement of Payments Normally, we will pay any certificate proceeds within seven days after our receipt of all the documents required for such a payment. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that the payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

If we have not mailed or delivered the loan amount requested by the owner, up to a maximum of the loan value of his or her certificate, within 10 days of receipt of the loan request in our home office, we will pay interest on the loan amount. Interest will be at an annual rate determined by us, but never less than 3 percent. Interest is calculated starting on the date the loan request is received in our home office and will be due starting on the tenth day following receipt of the loan request in our home office unless the amount of interest is less than $25.00, in which case, no interest is payable. For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

Payment of a surrender or withdrawal will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or withdrawal. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, withdrawal, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

The Certificate The certificate, the attached signed application, endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. All statements made by the owner or insured in the signed application are considered representations and not warranties. No statement made by the insured will be used to contest his or her coverage unless a copy of the signed statement is or has been furnished to the insured or to the insured's beneficiary. The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. A beneficiary may be changed as set forth in the certificate and this prospectus. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Securian Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the certificate or to waive any of its provisions.

Control of Certificate  The insured will be considered the owner of the certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

Maturity A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.

Beneficiary The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the following order of priority identified in the group contract.

Change of Beneficiary If the owner has reserved the right to change the beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.

However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

Settlement Options The death benefit proceeds of a certificate will be payable if we receive due proof of the insured's death while it is in force. The proceeds will be paid in a single sum unless a settlement option has been selected.

We will pay interest on the death benefit of single sum death proceeds from the date of the insured's death until the date of payment at an annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.

You may also choose to place the proceeds in a Securian Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Securian Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Securian Life, although it is subject to the claims of our creditors.

Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

•  Interest Payments This option will provide payment of interest on the proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

•  Fixed Period Annuity This is an annuity payable in monthly installments for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.

•  Life Annuity This is an annuity payable monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

•  Payments of a Specified Amount This is an annuity payable in a specified amount until the proceeds and interest are fully paid.

The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law, whichever is greater. For group-sponsored programs implemented prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

Abandoned Property Requirements Every state has unclaimed property laws which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.

Federal Tax Status

Introduction

This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.

Taxation of Securian Life and the Securian Life Variable Universal Life Account

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

Tax status of certificates

Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

Diversification of investments

Diversification of investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

Owner control

In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

Tax treatment of policy benefits

On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ('investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

Modified endowment contracts

It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

Multiple policies

All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

Withholding

To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

Business uses of policy

The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

Other taxes

Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

Employer-owned life insurance contracts

The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

Life insurance purchases by residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts (or certificates) issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life insurance purchases by nonresident aliens and foreign corporations

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

Non-individual owners and business beneficiaries of policies

If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

Split-dollar arrangements

The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative minimum tax

There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Estate, gift and generation-skipping transfer taxes

The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds win generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.

American Taxpayer Relief Act of 2012  The American Taxpayer Relief Act of 2012 ("ATRA") was enacted on January 2, 2013, and succeeds many of the provisions of the Economic Growth and Tax Reconciliation Act of 2001 ("EGTRRA"), which expired on December 31, 2012. ATRA establishes permanent exclusion amounts and rate structures for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2012. The estate, gift, and generation skipping transfer tax exclusion amounts established under ATRA are annually adjusted for inflation. In addition, ATRA makes several transfer tax provisions originally introduced by EGTRRA permanent.

For 2015, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,430,000 and 40%, respectively.

The complexity of ATRA, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

It should be understood that the foregoing description of federal income, gift and estate tax consequences is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance contract or exercising elections under such a contract should consult a tax adviser.

Tax shelter regulations

Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

Medicare tax on investment income

Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Life insurance purchases by residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life insurance purchases by nonresident aliens and foreign corporations

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.

Distributions of Certificates

The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms"). Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Securian Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Securian Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firms. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Securian Life or its affiliates may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

All of the compensation described here, and other compensation or benefits provided by Securian Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.

Payments made by underlying mutual funds

Securian Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Securian Life (or Securian Life affiliates) a fee for the purpose of reimbursing Securian Life for the costs of certain distribution or operational services that Securian Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

In addition, payments may be made pursuant to service/administration agreements between Securian Life (or Securian Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Securian Life or its affiliates for such things as Securian Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Securian Life. Service and administrative payments received by Securian Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Securian Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

Securian Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. All of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Securian Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Securian Life.

Securian Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Securian Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Securian Life does, however, anticipate earning a profit in later contract years. In general, Securian Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.

Other Matters

Legal proceedings

Securian Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Securian Life to meet its obligations under the Policy.

Registration statement

We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Securian Life, and the certificates. Statements contained in this prospectus as to the contents of certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

Financial statements

The complete financial statements of the separate account and Securian Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.

To request a Statement of Additional Information call us at 1-800-815-7636 or write to us at: Securian Life Insurance Company at 400 Robert Street North, St. Paul, Minnesota 55101.

Statement of Additional Information

A Statement of Additional Information, with the same date, containing further information about Securian Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-815-7636 or write to us at: Securian Life Insurance Company at 400 Robert Street North, St. Paul, Minnesota 55101.

Information about Securian Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission,
100 F Street, NE, Washington, DC 20549-0102. You can also call the SEC at 1-202-551-8090.

The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations
Financial Statements

Investment Company Act No. 811-21859

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(Exact Name of Registrant)

Securian Life Insurance Company

(Name of Depositor)

400 Robert Street North

Saint Paul, Minnesota 55101

(Address of Depositor’s Principal Executive Offices)

651-665-3500

(Depositor’s Telephone Number, including Area Code)

Gary R. Christensen, Esq.

Securian Life Insurance Company

400 Robert Street North

Saint Paul, Minnesota 55101

(Name and Address of Agent for Service)

STATEMENT OF ADDITIONAL INFORMATION

THE DATE OF THIS DOCUMENT IS: May 1, 2015

THE DATE OF THE PROSPECTUS IS: May 1, 2015

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the current prospectus, which may be obtained by calling Securian Life Insurance Company at 1-800-815-7636, or writing to Securian Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus, group contract and certificates are incorporated into this Statement of Additional Information by reference.

Table of Contents

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters

Illustrations
Financial Statements

GENERAL INFORMATION AND HISTORY

We are a wholly-owned subsidiary of Securian Financial Group, Inc., a Delaware corporation and a sister company to Minnesota Life Insurance Company, (“Minnesota Life”) incorporated in and having its principal office at 400 Robert Street North, Saint Paul, Minnesota 55101. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named “Minnesota Life Insurance Company.” All of the shares of the voting stock of Securian Life are owned by a second tier intermediate stock holding company named “Securian Financial Group, Inc.”, which in turn is a  wholly-owned subsidiary of a first tier intermediate stock holding company named “Securian Holding Company”, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. We are licensed to conduct a life insurance business in all states.

The Securian Life Variable Universal Life Account was established on December 1, 2004, by our Board of Directors in accordance with certain provisions of the Minnesota law. The separate account is registered as a “unit investment trust” with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a “separate account” under the federal securities laws.

We are the legal owner of the assets in the separate account. The obligations to certificate owners and beneficiaries arising under the certificates are general corporate obligations of Securian Life and thus our general assets back the certificates. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The investment performance of the separate account is entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

The separate account has 28 sub-accounts. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Not all of the Portfolios of the Funds may be available for investment by the separate account.

The separate account currently invests in the ALPS Variable Investment Trust Portfolios, American Funds Insurance Series® Funds, Fidelity(R) Variable Insurance Products Funds, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series Portfolios, Securian Funds Trust Funds, and Vanguard® Variable Insurance Fund Portfolios.

On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC.  As part of that transaction, Minnesota Life and Securian Life (the Life Companies) agreed to make a reduction in Separate Account (or Sub-Account) expenses to those Contracts with assets allocated to specified Funds on May 1, 2014, as follows:

•                  Securian Funds Trust - IvySM Small Cap Growth Fund —

(i)                                     to the extent the Fund’s management fee exceeds 0.83% on assets over $1 billion, the Life Companies will make a corresponding reduction in Sub-Account expenses, until September 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund; and

(ii)                                  to the extent the Fund’s annual net operating expenses exceed 1.16%, the Life Companies will make a corresponding reduction in Sub-Account expenses, until April 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund.

•                  Securian Funds Trust - Pyramis® Core Equity Fund — to the extent the Fund’s annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), the Life Companies will make a corresponding reduction in Sub-Account expenses, for the life of each Contract outstanding on May 1, 2014, to those Contract Owners whose Sub-Account invests in the Fund.

PREMIUMS

Premiums for the certificates will not be the same for all owners. Charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges (other than cost of insurance rates) for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. Generally, premium payments  for certificates under group-sponsored insurance programs are regularly deducted by an employer from the certificate owner’s paycheck. If an owner’s insurance is continued following loss of the insured’s eligibility under the group-sponsored insurance program (requirements for continuation are described in the certificate and prospectus), we will accept direct premium payments from the owner by check or electronic funds transfer from a checking or savings account. If an owner in such a situation elects to remit premiums by check, we will send a premium notice for the premium due to the owner’s address on record. If an owner elects to remit premiums by electronic funds transfer, we will deduct the premium due from the checking or savings account monthly on the date specified by the owner.

The initial premium for a certificate must cover the premium expense charges and the first month’s deductions. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force. In this situation, we will send the owner a notice that a premium payment is required.

When the certificate is issued, the certificate’s specifications page may show premium payments scheduled and the amounts of those payments. However, the owner may elect to skip or omit making those premium payments. The certificate does not obligate the owner to pay premiums in accordance with a premium schedule.

ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Securian Life provides accounting oversight, financial reporting, legal and other administrative services. State Street Bank and Trust provides additional accounting and administrative services. However, Securian Life continues to oversee State Street’s performance of these services.

CERTIFICATE CHANGES We reserve the right to limit the number of certificate changes to one per certificate year and to restrict such changes in the first certificate year. For this purpose, changes include increases or decreases in face amount. No change will be permitted that would result in the death benefit under a certificate being included in gross income due to not satisfying the requirements of Section 7702 of the Internal Revenue Code or any applicable successor provision.

CONFORMITY WITH STATUTES If any provision in a certificate is in conflict with the laws of the state governing the certificate, the provision will be deemed to be amended to conform to such laws.

CLAIMS OF CREDITORS Except as provided by law, neither the certificate nor any payment thereunder will be subject to the claims of creditors or to any legal process.

INCONTESTABILITY After a certificate has been in force during the insured’s lifetime for two years from the certificate date, we cannot contest the insurance for any loss that is incurred more than two years after the certificate date, unless the net cash value has dropped below the amount necessary to pay the insured’s cost of insurance on the insured’s life. However, if there has been an increase in the amount of insurance for which we required evidence of insurability, then, to the extent of the increase, any loss which occurs within two years of the effective date of the increase will be contestable. We may elect to waive our right to contest the insurance for any loss that is incurred within two years after the certificate issue date where the certificate replaces existing coverage.

ASSIGNMENT The certificate may be assigned. However, we will not be bound by any assignment unless it is in writing and filed at our home office in St. Paul, Minnesota. We assume no responsibility for the validity or effect of any assignment of the certificate or of any interest in it. Any claim made by an assignee will be subject to proof of the assignee’s interest and the extent of the assignment. A valid assignment will take precedence over any claim of a beneficiary.

SUICIDE If the insured dies by suicide within two years of the original certificate date, our liability will be limited to an amount equal to the premiums paid for the certificate. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the cost of insurance charge attributable to that increase.

MISSTATEMENT OF AGE If the age of the insured has been misstated, the death benefit and account value will be adjusted. The adjustment will be the difference between two amounts accumulated with interest. These two amounts are:

• the monthly cost of insurance charges that were paid; and

• the monthly cost of insurance charges that should have been paid based on the insured’s correct age.

The interest rates used are the rates that were used in accumulating guaranteed account values for that time period.

EXPERIENCE CREDITS  Each year we will determine if this class of certificates and this certificate will receive an experience credit. Experience credits, if received, may be added to the owner’s account value or, if the owner elects, they may be paid in cash. Experience credits will vary based on the terms, claims experience and cost of insurance for the group-sponsored insurance program under which the group contract is issued. We will determine experience credits pursuant to our established actuarial procedures. We do not expect any experience credits will be declared.

An experience credit applied to the account value will be allocated to the guaranteed account or to the sub-accounts of the separate account in accordance with the owner’s current instructions for the allocation of net premiums. In the absence of such instructions, experience credits will be allocated to the guaranteed account value and separate account value in the same proportion that those account values bear to the net cash value and, as to the account value in the separate account, to each sub-account in the proportion that the sub-account value bears to the separate account value.

REPORTS Each year we will send the owner a report. At a minimum, the report will include the account value, the face amount, and the death benefit as of the date of the report, the premiums paid during the year, loan activity and the certificate value. The report will be sent to the owner without cost. The report will be as of a date within two months of its mailing.

DEATH BENEFIT The Cash Value Accumulation Test requires that the death benefit be greater than the account value times a specified percentage. The Guideline Premium/Cash Value Corridor Test limits the amount of premiums which may be paid in addition to requiring that the death benefit be greater than the account value times a specified percentage.  Each certificate will be tested when premiums are paid, at the end of each month and at death for compliance to the test chosen for that certificate.  Under either test, if the death benefit is not greater than the applicable percentage of the account value, or for the Guideline Premium/Cash Value Corridor Test, the premiums paid exceed the limit for the current death benefit, we will increase the face amount or return premium with interest to maintain compliance with IRC Section 7702.

For the Cash Value Accumulation Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies by the age and underwriting class of the insured. The following table contains illustrative applicable percentages for this test for the non-tobacco underwriting class:

	Applicable Percentage	Applicable Percentage
Attained	for certificates issued	for certificates issued on
Age	before January 1, 2009	or after January 1, 2009

35	433%	512%
45	311	369
55	227	376
65	172	216
75	138	179

For the Guideline Premium/Cash Value Corridor Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies only by the age of the insured. The following table contains the applicable percentages for the account value portion of this test:

Attained	Applicable	Attained	Applicable	Attained	Applicable
Age	Percentage	Age	Percentage	Age	Percentage

40 & below	250%	54	157%	68	117%
41	243	55	150	69	116
42	236	56	146	70	115
43	229	57	142	71	113
44	222	58	138	72	111
45	215	59	134	73	109
46	209	60	130	74	107
47	203	61	128	75-90	105
48	197	62	126	91	104
49	191	63	124	92	103
50	185	64	122	93	102
51	178	65	120	94	101
52	171	66	119	95	100
53	164	67	118

The premium limit under the Guideline Premium/Cash Value Corridor Test varies by the amount of the death benefit, the certificate year, age and underwriting class of the insured as well as the charges under the certificate. You may call us at 1-800-815-7636, during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Time, if you would like us to calculate the maximum premium you may pay under your certificate for this test. As you increase the amount of premium you pay, you may cause your certificate to become a modified endowment contract. (See “Federal Tax Status”.)

UNDERWRITERS

The group contracts and certificates are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. (“Securian Financial”) or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The contracts and certificates are sold in the states where their sale is lawful. The insurance underwriting and the determination of a proposed insured’s risk classification and whether to accept or reject an application for a certificate is done in accordance with our rules and standards.

Commissions to registered representatives on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year.

The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware. The amount paid by Securian Life to the underwriter for 2014, 2013 and 2012 was $47,919, $36,671 and $30,492 respectively.

While Securian Financial does not receive any direct compensation from Securian Life when selling a Securian Life variable product, it is reimbursed by Securian Life for compliance related costs resulting from Securian’s sales of Securian Life variable products. Securian Financial may also receive amounts from the Funds for services provided under a 12b-1 plan of distribution. For providing these distribution services, Securian Financial may receive a fee of 0.25 percent of the average daily net assets of those Portfolios of the Funds which have a 12b-1 fee.

The group contracts will be offered and sold pursuant to our underwriting procedures, in accordance with state insurance laws. Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfaction of underwriting requirements.

When we receive a completed application or request for an increase in face amount we may require medical evidence of insurability to determine whether the applicant is insurable. If so, we will follow certain insurance underwriting (risk evaluation) procedures. This process may involve such verification procedures as medical examinations and may require that further information be provided by the proposed insured before a determination can be made. We may also issue certificates that do not require medical evidence of insurability. Schedules for evidence of insurability requirements may be determined for each group-sponsored insurance program and are based on a variety of factors related to the group. In determining these schedules we will not discriminate unreasonably or unfairly against any person or class of persons.

ILLUSTRATIONS

To illustrate the operation of the certificate under various assumptions, we have prepared several tables along with additional explanatory text, that may be of assistance.

The following tables illustrate how the account value and death benefit of a certificate change with the investment experience of the sub-accounts of the separate account. The tables show how the account values and death benefit of a certificate issued to an insured of a given age and at a given premium would vary over time if the investment return on the assets held in each sub-account of the separate account were a uniform, gross, after-tax rate of 0 percent, 6 percent or 12 percent. The account values and death benefits would be different  from those shown if the gross annual investment rates of return averaged 0 percent, 6 percent and 12 percent over a period of years, but fluctuated above and below those averages for individual certificate years.

The tables illustrate a certificate issued to an insured, age 50, in a group-sponsored program. This assumes a $4.00 monthly administration charge, a 3 percent sales charge, a 2 percent premium tax charge, and a 0.25 percent federal tax charge. Cost of insurance charges used in the tables are either the guaranteed maximums or assumed levels as described in the following paragraph. If a particular certificate has different administration, sales, tax, or cost of insurance charges, the account values and death benefits would vary from those shown in the tables. The account values and death benefits would also vary if premiums were paid in other amounts or at other than annual intervals, or account values were allocated differently among individual sub-accounts with varying rates of return. The illustrations of death benefits also vary between tables depending upon whether the level or variable type death benefits are illustrated.

The account value column in the tables with the heading “Using Maximum Cost of Insurance Charges - - 1980 CSO” shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance based on the guaranteed maximum rate, which is 100 percent of the rate under the 1980 Commissioners Standard Ordinary (“1980 CSO”) Mortality Table. The account value column in the tables with the heading “Using Maximum Cost of Insurance Charges - - 2001 CSO” shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance based on the guaranteed maximum rate, which is 200 percent of the rate under the 2001 Commissioners Standard Ordinary (“2001 CSO”) Mortality Table. A maximum sales charge of 5 percent is also used. The account value column in the tables with the heading “Using Assumed Cost of Insurance Charges” shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance at an assumed level which is substantially less than the guaranteed rate. Actual cost of insurance charges for a certificate depend on a variety of factors as described in “Account Value Charges” section of the prospectus.

The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses of the Fund assessed against the net assets of the Variable Universal Life Account are deducted from the gross return. The investment expenses illustrated represent an average of the investment advisory fee charged for all Funds covered under the prospectus. The investment advisory fee for each Portfolio for the last fiscal year is shown  in the Fund’s prospectus. In addition to the deduction for the investment advisory fee, the illustrations also reflect a deduction for Portfolio costs and expenses for the last fiscal year, as shown in the Fund’s prospectus. The average annual expense number used in the illustrations (0.83 percent) does not include waivers, reductions, and reimbursements as detailed in the footnotes to the expense table and the prospectus of the Funds. We do not expect any changes to the voluntary absorption of expenses policy in the current year. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -0.83 percent, 5.12 percent and 11.07 percent.

The tables reflect the fact that no charges for federal, state or local income taxes are currently made against the Variable Universal Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now to produce the account values and death benefits illustrated. Additionally, the hypothetical values shown in the tables assume that the policy for which values are illustrated is not deemed an individual policy under the Omnibus Budget Reconciliation Act of 1990 (“OBRA”) and therefore the values do not reflect the additional premium expense charge to cover Securian Life’s increased OBRA related expenses in that situation (as described in “OBRA Expense Charge”).

The tables illustrate the certificate values that would result based upon the investment rates of return if the premiums are paid on a monthly basis, and if no certificate loans have been made. The tables are also based on the assumptions that no withdrawals have been made, that no transfer charges were incurred, that no optional riders have been requested and that no allocations have been made to the guaranteed account. The certificate values in the tables also may reflect an increase in the face amount of insurance to the minimum amount necessary to maintain the certificate’s qualification as life insurance under Section 7702 of the Code.

Upon request, we will provide an illustration based on a proposed insured’s age, face amount of insurance, premium amount and frequency of payment, and using the charges for the group-sponsored insurance program under which the individual would be insured. To request a personalized illustration or any information about your certificate call us at 1-800-815-7636 or write to us at: Securian Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

DEATH BENEFIT OPTION A

ISSUE AGE 50

UNISEX

NONTOBACCO

FACE AMOUNT OF INSURANCE - $750,000

ANNUAL PREMIUM - $13,200

(MONTHLY PREMIUM - $1,100)(1)

USING CURRENT COST OF INSURANCE CHARGES*

			-Assuming Hypothetical Investment Returns Of -
			0% Gross(2)		6% Gross(2)		12% Gross(2)
			(-0.83% Net)(3)		(5.12% Net)(3)		(11.07% Net)(3)
End of	Att	Annual	Account	Death	Account	Death	Account	Death
Pol Yr	Age	Premium	Value(4)	Benefit	Value(4)	Benefit	Value(4)	Benefit

1	51	13,200	10,091	750,000	10,415	750,000	10,735	750,000
2	52	13,200	19,865	750,000	21,127	750,000	22,415	750,000
3	53	13,200	29,333	750,000	32,158	750,000	35,159	750,000
4	54	13,200	38,416	750,000	43,448	750,000	49,009	750,000
5	55	13,200	47,039	750,000	54,934	750,000	64,017	750,000
6	56	13,200	55,131	750,000	66,557	750,000	80,250	750,000
7	57	13,200	62,540	750,000	78,175	750,000	97,709	750,000
8	58	13,200	69,362	750,000	89,892	750,000	116,655	750,000
9	59	13,200	75,529	750,000	101,653	750,000	137,221	750,000
10	60	13,200	80,970	750,000	113,405	750,000	159,564	750,000

15	65	13,200	96,737	750,000	172,115	750,000	308,036	750,000
20	70	13,200	89,621	750,000	230,028	750,000	560,072	750,000
25	75	13,200	13,854	750,000	256,317	750,000	1,005,928	1,056,225
30	80	13,200	0	750,000	203,852	750,000	1,753,947	1,841,644
35	85	13,200	0	750,000	0	750,000	2,967,025	3,115,377
40	90	13,200	0	750,000	0	750,000	4,884,705	5,128,940
45	95	13,200	0	750,000	0	750,000	8,042,500	8,122,925

(1) A premium payment of $1,100 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Account value in the illustrations and based upon all of the assumptions made is equal to the certificate surrender value.

*This illustration uses assumed cost of insurance charges for a group-sponsored program. The actual cost of insurance charges of a certificate depend on a variety of factors as described in the prospectus. The initial assumed monthly cost of insurance (COI) rate per $1,000 of insurance, for an attained age of 50, used for the purposes of this illustration is $0.190. The cost of insurance charge will increase as the insured ages.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE’S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY SECURIAN LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION A

ISSUE AGE 50

UNISEX

NONTOBACCO

FACE AMOUNT OF INSURANCE - $750,000

ANNUAL PREMIUM - $13,200

(MONTHLY PREMIUM - $1,100)(1)

USING MAXIMUM COST OF INSURANCE CHARGES - 1980 CSO

			-Assuming Hypothetical Investment Returns Of -
			0% Gross(2)		6% Gross(2)		12% Gross(2)
			(-0.83% Net)(3)		(5.12% Net)(3)		(11.07% Net)(3)
End of	Att	Annual	Account	Death	Account	Death	Account	Death
Pol Yr	Age	Premium	Value(4)	Benefit	Value(4)	Benefit	Value(4)	Benefit

1	51	13,200	8,481	750,000	8,754	750,000	9,022	750,000
2	52	13,200	16,606	750,000	17,664	750,000	18,746	750,000
3	53	13,200	24,349	750,000	26,713	750,000	29,225	750,000
4	54	13,200	31,667	750,000	35,864	750,000	40,505	750,000
5	55	13,200	38,526	750,000	45,089	750,000	52,648	750,000
6	56	13,200	44,885	750,000	54,353	750,000	65,720	750,000
7	57	13,200	50,717	750,000	63,637	750,000	79,817	750,000
8	58	13,200	56,008	750,000	72,931	750,000	95,059	750,000
9	59	13,200	60,714	750,000	82,200	750,000	111,559	750,000
10	60	13,200	64,777	750,000	91,395	750,000	129,437	750,000

15	65	13,200	71,935	750,000	133,021	750,000	244,341	750,000
20	70	13,200	45,234	750,000	156,180	750,000	425,684	750,000
25	75	13,200	0	750,000	131,708	750,000	751,557	789,135
30	80	13,200	0	750,000	0	750,000	1,329,410	1,395,880
35	85	13,200	0	750,000	0	750,000	2,266,918	2,380,264
40	90	13,200	0	750,000	0	750,000	3,749,588	3,937,067
45	95	13,200	0	750,000	0	750,000	6,191,042	6,252,952

(1) A premium payment of $1,100 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Account value in the illustrations and based upon all of the assumptions made is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE’S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY SECURIAN LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION A

ISSUE AGE 50

UNISEX

NONTOBACCO

FACE AMOUNT OF INSURANCE - $750,000

ANNUAL PREMIUM - $13,200

(MONTHLY PREMIUM - $1,100)(1)

USING MAXIMUM COST OF INSURANCE CHARGES - 2001 CSO

			-Assuming Hypothetical Investment Returns Of -
			0% Gross(2)		6% Gross(2)		12% Gross(2)
			(-0.83% Net)(3)		(5.12% Net)(3)		(11.07% Net)(3)
End of	Att	Annual	Account	Death	Account	Death	Account	Death
Pol Yr	Age	Premium	Value(4)	Benefit	Value(4)	Benefit	Value(4)	Benefit

1	51	13,200	7,149	750,000	7,379	750,000	7,605	750,000
2	52	13,200	13,817	750,000	14,704	750,000	15,611	750,000
3	53	13,200	19,916	750,000	21,882	750,000	23,972	750,000
4	54	13,200	25,377	750,000	28,833	750,000	32,663	750,000
5	55	13,200	30,062	750,000	35,407	750,000	41,584	750,000
6	56	13,200	33,893	750,000	41,505	750,000	50,694	750,000
7	57	13,200	36,833	750,000	47,069	750,000	59,994	750,000
8	58	13,200	38,904	750,000	52,097	750,000	69,551	750,000
9	59	13,200	40,098	750,000	56,556	750,000	79,413	750,000
10	60	13,200	40,290	750,000	60,300	750,000	89,527	750,000

15	65	13,200	18,244	750,000	58,797	750,000	138,472	750,000
20	70	13,200	0	750,000	0	750,000	173,593	750,000
25	75	13,200	0	750,000	0	750,000	154,677	750,000
30	80	13,200	0	750,000	0	750,000	0	750,000
35	85	13,200	0	750,000	0	750,000	0	750,000
40	90	13,200	0	750,000	0	750,000	0	750,000
45	95	13,200	0	750,000	0	750,000	0	750,000

(1) A premium payment of $1,100 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Account value in the illustrations and based upon all of the assumptions made is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE’S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY SECURIAN LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION B

ISSUE AGE 50

UNISEX

NONTOBACCO

FACE AMOUNT OF INSURANCE - $750,000

ANNUAL PREMIUM - $13,200

(MONTHLY PREMIUM - $1,100)(1)

USING CURRENT COST OF INSURANCE CHARGES*

			-Assuming Hypothetical Investment Returns Of -
			0% Gross(2)		6% Gross(2)		12% Gross(2)
			(-0.83% Net)(3)		(5.12% Net)(3)		(11.07% Net)(3)
End of	Att	Annual	Account	Death	Account	Death	Account	Death
Pol Yr	Age	Premium	Value(4)	Benefit	Value(4)	Benefit	Value(4)	Benefit

1	51	13,200	10,074	760,074	10,398	760,398	10,716	760,716
2	52	13,200	19,795	769,795	21,051	771,051	22,333	772,333
3	53	13,200	29,168	779,168	31,972	781,972	34,951	784,951
4	54	13,200	38,104	788,104	43,083	793,083	48,585	798,585
5	55	13,200	46,519	796,519	54,301	804,301	63,252	813,252
6	56	13,200	54,327	804,327	65,539	815,539	78,972	828,972
7	57	13,200	61,353	811,353	76,614	826,614	95,670	845,670
8	58	13,200	67,694	817,694	87,608	837,608	113,550	863,550
9	59	13,200	73,266	823,266	98,425	848,425	132,647	882,647
10	60	13,200	77,985	827,985	108,965	858,965	153,002	903,002

15	65	13,200	88,062	838,062	155,902	905,902	277,923	1,027,923
20	70	13,200	71,966	821,966	186,457	936,457	454,923	1,204,923
25	75	13,200	0	750,000	146,031	896,031	663,900	1,413,900
30	80	13,200	0	750,000	0	750,000	875,517	1,625,517
35	85	13,200	0	750,000	0	750,000	1,035,566	1,785,566
40	90	13,200	0	750,000	0	750,000	1,000,097	1,750,097
45	95	13,200	0	750,000	0	750,000	531,593	1,281,593

(1) A premium payment of $1,100 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Account value in the illustrations and based upon all of the assumptions made is equal to the certificate surrender value.

*This illustration uses assumed cost of insurance charges for a group-sponsored program. The actual cost of insurance charges of a certificate depend on a variety of factors as described in the prospectus. The initial assumed monthly cost of insurance (COI) rate per $1,000 of insurance, for an attained age of 50, used for the purposes of this illustration is $0.190. The cost of insurance charge will increase as the insured ages.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE’S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY SECURIAN LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION B

ISSUE AGE 50

UNISEX

NONTOBACCO

FACE AMOUNT OF INSURANCE - $750,000

ANNUAL PREMIUM - $13,200

(MONTHLY PREMIUM - $1,100)(1)

USING MAXIMUM COST OF INSURANCE CHARGES - 1980 CSO

			-Assuming Hypothetical Investment Returns Of -
			0% Gross(2)		6% Gross(2)		12% Gross(2)
			(-0.83% Net)(3)		(5.12% Net)(3)		(11.07% Net)(3)
End of	Att	Annual	Account	Death	Account	Death	Account	Death
Pol Yr	Age	Premium	Value(4)	Benefit	Value(4)	Benefit	Value(4)	Benefit

1	51	13,200	8,458	758,458	8,730	758,730	8,997	758,997
2	52	13,200	16,514	766,514	17,565	767,565	18,639	768,639
3	53	13,200	24,137	774,137	26,474	776,474	28,957	778,957
4	54	13,200	31,275	781,275	35,404	785,404	39,970	789,970
5	55	13,200	37,889	787,889	44,312	794,312	51,707	801,707
6	56	13,200	43,928	793,928	53,139	803,139	64,191	814,191
7	57	13,200	49,362	799,362	61,845	811,845	77,466	827,466
8	58	13,200	54,168	804,168	70,396	820,396	91,592	841,592
9	59	13,200	58,299	808,299	78,729	828,729	106,606	856,606
10	60	13,200	61,688	811,688	86,758	836,758	122,530	872,530

15	65	13,200	63,767	813,767	117,468	867,468	215,039	965,039
20	70	13,200	30,046	780,046	115,784	865,784	324,190	1,074,190
25	75	13,200	0	750,000	45,681	795,681	430,918	1,180,918
30	80	13,200	0	750,000	0	750,000	479,865	1,229,865
35	85	13,200	0	750,000	0	750,000	364,885	1,114,885
40	90	13,200	0	750,000	0	750,000	0	750,000
45	95	13,200	0	750,000	0	750,000	0	750,000

(1) A premium payment of $1,100 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Account value in the illustrations and based upon all of the assumptions made is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE’S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY SECURIAN LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION B

ISSUE AGE 50

UNISEX

NONTOBACCO

FACE AMOUNT OF INSURANCE - $750,000

ANNUAL PREMIUM - $13,200

(MONTHLY PREMIUM - $1,100)(1)

USING MAXIMUM COST OF INSURANCE CHARGES - 2001 CSO

			-Assuming Hypothetical Investment Returns Of -
			0% Gross(2)		6% Gross(2)		12% Gross(2)
			(-0.83% Net)(3)		(5.12% Net)(3)		(11.07% Net)(3)
End of	Att	Annual	Account	Death	Account	Death	Account	Death
Pol Yr	Age	Premium	Value(4)	Benefit	Value(4)	Benefit	Value(4)	Benefit

1	51	13,200	7,123	757,123	7,352	757,352	7,577	757,577
2	52	13,200	13,712	763,712	14,591	764,591	15,489	765,489
3	53	13,200	19,673	769,673	21,608	771,608	23,666	773,666
4	54	13,200	24,931	774,931	28,311	778,311	32,053	782,053
5	55	13,200	29,340	779,340	34,524	784,524	40,512	790,512
6	56	13,200	32,815	782,815	40,131	790,131	48,954	798,954
7	57	13,200	35,322	785,322	45,054	795,054	57,330	807,330
8	58	13,200	36,884	786,884	49,277	799,277	65,652	815,652
9	59	13,200	37,502	787,502	52,754	802,754	73,904	823,904
10	60	13,200	37,058	787,058	55,319	805,319	81,946	831,946

15	65	13,200	11,610	761,610	44,384	794,384	108,936	858,936
20	70	13,200	0	750,000	0	750,000	86,518	836,518
25	75	13,200	0	750,000	0	750,000	0	750,000
30	80	13,200	0	750,000	0	750,000	0	750,000
35	85	13,200	0	750,000	0	750,000	0	750,000
40	90	13,200	0	750,000	0	750,000	0	750,000
45	95	13,200	0	750,000	0	750,000	0	750,000

(1) A premium payment of $1,100 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Account value in the illustrations and based upon all of the assumptions made is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE’S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY SECURIAN LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

FINANCIAL STATEMENTS

The financial statements and supplementary schedules of Securian Life Insurance Company and the financial statements of the Securian Life Variable Universal Life Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and has been so included in reliance upon the report of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2014 and 2013

(With Independent Auditors’ Report Thereon)

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2014

(With Report of Independent Registered Public Accounting Firm Thereon)

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2014

KPMG LLP

4200 Wells Fargo Center

90 South Seventh Street

Minneapolis, MN 55402

Report of Independent Registered Public Accounting Firm

The Board of Directors of Securian Life Insurance Company and

Policy Owners of Securian Life Variable Universal Life Account:

We have audited the accompanying statement of assets, liabilities, and policy owner’s equity of the sub-accounts of Securian Life Individual Universal Life Account, as of December 31, 2014, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities owned at December 31, 2014 were confirmed to us by the respective sub-account mutual fund or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Securian Life Variable Universal Life Account as of December 31, 2014, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
March 31, 2015

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners’ Equity

December 31, 2014

	Segregated Sub-Accounts
	Amer Funds IS Glbl Growth Cl 1	Amer Funds IS New World Cl 1	Fidelity VIP Equity- Income IC	Fidelity VIP High lnc IC	Ibbotson Balanced ETF1	Ibbotson Growth ETF1
Assets
Investments at net asset value	$3,125	2,795	10,528	7,003	3,078	3,081
Total assets	3,125	2,795	10,528	7,003	3,078	3,081

Liabilities
Total liabilities	—	—	—	—	—	—
Net assets applicable to policy owners	$3,125	2,795	10,528	7,003	3,078	3,081

Policy Owners’ Equity
Total policy owners’ equity	$3,125	2,795	10,528	7,003	3,078	3,081

Investment shares	114	135	434	1,269	271	273
Investments at cost	$3,341	3,333	9,387	7,548	3,089	3,044

See accompanying notes to financial statements.

(Continued)

2

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners’ Equity

December 31, 2014

	Segregated Sub-Accounts
	Ibbotson Income & Growth ETF1	Ivy VIP Balanced	Ivy VIP Core Equity	Ivy VIP High Income	Ivy VIP Intl Core Equity	Ivy VIP Micro Cap Growth
Assets
Investments at net asset value	$3,050	32,195	31,635	3,204	23,408	8,437
Total assets	3,050	32,195	31,635	3,204	23,408	8,437

Liabilities
Total liabilities	—	—	—	—	—	—
Net assets applicable to policy owners	$3,050	32,195	31,635	3,204	23,408	8,437

Policy Owners’ Equity
Total policy owners’ equity	$3,050	32,195	31,635	3,204	23,408	8,437

Investment shares	279	3,158	2,232	832	1,301	316
Investments at cost	$3,097	30,283	26,296	3,321	21,331	7,445

See accompanying notes to financial statements.

(Continued)

3

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners’ Equity

December 31, 2014

	Segregated Sub-Accounts
	Ivy VIP Small Cap Value	Ivy VIP Value	Janus Aspen Forty SS	Janus Aspen Overseas SS	SFT Advantus Bond Cl 2	SFT Advantus Index 400 MC Cl 2
Assets
Investments at net asset value	$1,794	2,141	276,244	11,279	23,517	145,837
Total assets	1,794	2,141	276,244	11,279	23,517	145,837

Liabilities
Total liabilities	—	—	—	—	—	—
Net assets applicable to policy owners	$1,794	2,141	276,244	11,279	23,517	145,837

Policy Owners’ Equity
Total policy owners’ equity	$1,794	2,141	276,244	11,279	23,517	145,837

Investment shares	100	290	7,045	357	11,111	40,671
Investments at cost	$1,575	1,905	264,842	13,186	21,344	105,375

See accompanying notes to financial statements.

(Continued)

4

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners’ Equity

December 31, 2014

	Segregated Sub-Accounts
	SFT Advantus Index 500 Cl 2	SFT Advantus Intl Bond Cl 2	SFT Advantus Money Market	SFT Advantus Mortgage Cl 2	SFT Advantus Real Estate Cl 2	SFT Ivy Growth
Assets
Investments at net asset value	$91,292	24,214	55,966	6,527	8,661	178,330
Total assets	91,292	24,214	55,966	6,527	8,661	178,330

Liabilities
Total liabilities	—	—	—	—	—	—
Net assets applicable to policy owners	$91,292	24,214	55,966	6,527	8,661	178,330

Policy Owners’ Equity
Total policy owners’ equity	$91,292	24,214	55,966	6,527	8,661	178,330

Investment shares	11,978	9,767	55,994	3,611	2,140	15,847
Investments at cost	$55,277	17,467	55,994	5,716	4,903	160,027

See accompanying notes to financial statements.

(Continued)

5

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners’ Equity

December 31, 2014

	Segregated Sub-Accounts
	SFT Ivy Small Cap Growth	SFT Pyramis Core Equity Cl 1	Vanguard VI Diversified Value	Vanguard VI Total Bond Market	Totals
Assets
Investments at net asset value	$8,200	94,549	3,188	4,117	1,067,395
Total assets	8,200	94,549	3,188	4,117	1,067,395

Liabilities
Total liabilities	—	—	—	—	—
Net assets applicable to policy owners	$8,200	94,549	3,188	4,117	1,067,395

Policy Owners’ Equity
Total policy owners’ equity	$8,200	94,549	3,188	4,117	1,067,395

Investment shares	759	8,481	171	341
Investments at cost	$7,626	85,189	3,000	4,014	928,955

See accompanying notes to financial statements.

(Continued)

6

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or period ended December 31, 2014

	Segregated Sub-Accounts
	Amer Funds IS Glbl Growth Cl 1 (a)	Amer Funds IS New World Cl 1 (a)	Fidelity VIP Contrafund IC (b)	Fidelity VIP Equity- Income IC	Fidelity VIP High lnc IC	Ibbotson Balanced ETF1 (a)
Investment income (loss) - net
Investment income distributions from underlying mutual fund	$44	38	—	294	414	43
Mortality, expense charges and administrative charges (note 3)	—	—	—	—	—	—
Investment income (loss) - net	44	38	—	294	414	43

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	297	295	—	136	—	46

Realized gains (losses) on sales of investments
Proceeds from sales	—	—	87,878	2,126	3,249	—
Cost of investments sold	—	—	(58,976)	(1,168)	(3,078)	—
	—	—	28,902	958	171	—
Net realized gains (losses) on investments	297	295	28,902	1,094	171	46

Net change in unrealized appreciation (depreciation) of investments	(216)	(538)	(27,605)	(644)	(565)	(11)

Net gains (losses) on investments	81	(243)	1,297	450	(394)	35

Net increase (decrease) in net assets resulting from operations	$125	(205)	1,297	744	20	78

See accompanying notes to financial statements.

(Continued)

7

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or period ended December 31, 2014

	Segregated Sub-Accounts
	Ibbotson Growth ETF1 (a)	Ibbotson Income & Growth ETF1 (a)	Ivy VIP Balanced	Ivy VIP Core Equity	Ivy VIP Growth (b)	Ivy VIP High Income
Investment income (loss) - net
Investment income distributions from underlying mutual fund	$38	44	277	146	—	154
Mortality, expense charges and administrative charges (note 3)	—	—	—	—	—	—
Investment income (loss) - net	38	44	277	146	—	154

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	7	53	2,491	4,120	—	23

Realized gains (losses) on sales of investments
Proceeds from sales	—	—	6,604	2,503	141,338	—
Cost of investments sold	—	—	(5,759)	(2,019)	(111,555)	—
	—	—	845	484	29,783	—
Net realized gains (losses) on investments	7	53	3,336	4,604	29,783	23

Net change in unrealized appreciation (depreciation) of investments	36	(47)	(1,324)	(1,972)	(30,488)	(118)

Net gains (losses) on investments	43	6	2,012	2,632	(705)	(95)

Net increase (decrease) in net assets resulting from operations	$81	50	2,289	2,778	(705)	59

See accompanying notes to financial statements.

(Continued)

8

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or period ended December 31, 2014

	Segregated Sub-Accounts
	Ivy VIP Intl Core Equity	Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth (b)	Ivy VIP Small Cap Value	Ivy VIP Value	Janus Aspen Forty SS
Investment income (loss) - net
Investment income distributions from underlying mutual fund	$571	—	—	2	22	67
Mortality, expense charges and administrative charges (note 3)	—	—	—	—	—	—
Investment income (loss) - net	571	—	—	2	22	67

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	1,775	1,081	—	258	280	66,338

Realized gains (losses) on sales of investments
Proceeds from sales	2,914	1,154	8,220	106	501	8,918
Cost of investments sold	(2,846)	(942)	(6,856)	(88)	(400)	(7,181)
	68	212	1,364	18	101	1,737
Net realized gains (losses) on investments	1,843	1,293	1,364	276	381	68,075

Net change in unrealized appreciation (depreciation) of investments	(2,116)	(1,411)	(1,827)	(160)	(189)	(46,376)

Net gains (losses) on investments	(273)	(118)	(463)	116	192	21,699

Net increase (decrease) in net assets resulting from operations	$298	(118)	(463)	118	214	21,766

See accompanying notes to financial statements.

(Continued)

9

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or period ended December 31, 2014

	Segregated Sub-Accounts
	Janus Aspen Overseas SS	SFT Advantus Bond Cl 2	SFT Advantus Index 400 MC Cl 2	SFT Advantus Index 500 Cl 2	SFT Advantus Intl Bond Cl 2	SFT Advantus Money Market
Investment income (loss) - net
Investment income distributions from underlying mutual fund	$356	—	—	—	—	—
Mortality, expense charges and administrative charges (note 3)	—	—	—	—	—	—
Investment income (loss) - net	356	—	—	—	—	—

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	1,204	—	—	—	—	—

Realized gains (losses) on sales of investments
Proceeds from sales	4,138	5,513	6,155	8,026	1,700	94,350
Cost of investments sold	(4,113)	(3,871)	(3,704)	(4,776)	(1,072)	(94,350)
	25	1,642	2,451	3,250	628	—
Net realized gains (losses) on investments	1,229	1,642	2,451	3,250	628	—

Net change in unrealized appreciation (depreciation) of investments	(3,045)	(294)	8,825	7,181	(226)	—

Net gains (losses) on investments	(1,816)	1,348	11,276	10,431	402	—

Net increase (decrease) in net assets resulting from operations	$(1,460)	1,348	11,276	10,431	402	—

See accompanying notes to financial statements.

(Continued)

10

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or period ended December 31, 2014

	Segregated Sub-Accounts
	SFT Advantus Mortgage Cl 2	SFT Advantus Real Estate Cl 2	SFT Ivy Growth (a)	SFT Ivy Small Cap Growth (a)	SFT Pyramis Core Equity Cl 1 (a)	Vanguard VI Diversified Value (a)
Investment income (loss) - net
Investment income distributions from underlying mutual fund	$—	—	1	—	3	—
Mortality, expense charges and administrative charges (note 3)	—	—	—	3	71	—
Investment income (loss) - net	—	—	1	3	74	—

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—	—	—	—

Realized gains (losses) on sales of investments
Proceeds from sales	620	891	3,959	1,183	5,558	—
Cost of investments sold	(520)	(595)	(3,661)	(1,165)	(5,248)	—
	100	296	298	18	310	—
Net realized gains (losses) on investments	100	296	298	18	310	—

Net change in unrealized appreciation (depreciation) of investments	247	1,739	18,303	575	9,361	188

Net gains (losses) on investments	347	2,035	18,601	593	9,671	188

Net increase (decrease) in net assets resulting from operations	$347	2,035	18,602	596	9,745	188

See accompanying notes to financial statements.

(Continued)

11

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or period ended December 31, 2014

	Segregated Sub-Accounts
	Vanguard VI Total Bond Market	Totals
Investment income (loss) - net
Investment income distributions from underlying mutual fund	$—	2,514
Mortality, expense charges and administrative charges (note 3)	—	74
Investment income (loss) - net	—	2,588

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	78,404
Realized gains (losses) on sales of investments
Proceeds from sales	228	397,832
Cost of investments sold	(223)	(324,166)

	5	73,666
Net realized gains (losses) on investments	5	152,070

Net change in unrealized appreciation (depreciation) of investments	103	(72,614)

Net gains (losses) on investments	108	79,456

Net increase (decrease) in net assets resulting from operations	$108	82,044

See accompanying notes to financial statements.

(Continued)

12

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or periods ended December 31, 2014 and 2013

	Segregated Sub-Accounts
	Amer Funds IS Glbl Growth Cl 1 (a)	Amer Funds IS New World Cl 1 (a)	Fidelity VIP Contrafund IC (c)	Fidelity VIP Equity- Income IC	Fidelity VIP High lnc IC	Ibbotson Balanced ETF1 (a)
Year Ended December 31, 2013
Operations
Investment income (loss) - net	$—	—	813	183	322	—
Net realized gains (losses) on investments	—	—	1,782	632	68	—
Net change in unrealized appreciation (depreciation) of investments	—	—	17,213	936	(75)	—
Net increase (decrease) in net assets resulting from operations	—	—	19,808	1,751	315	—
Policy transactions (notes 3 and 6)
Policy purchase payments	—	—	8,543	1,066	1,964	—
Policy terminations, withdrawal payments and charges	—	—	(7,112)	(765)	(1,770)	—
Increase (decrease) in net assets from policy transactions	—	—	1,431	301	194	—
Increase (decrease) in net assets	—	—	21,239	2,052	509	—
Net assets at the beginning of year	—	—	63,349	6,186	5,436	—
Net assets at the end of year	$—	—	84,588	8,238	5,945	—
Year Ended December 31, 2014
Operations
Investment income (loss) - net	$44	38	—	294	414	43
Net realized gains (losses) on investments	297	295	28,902	1,094	171	46
Net change in unrealized appreciation (depreciation) of investments	(216)	(538)	(27,605)	(644)	(565)	(11)
Net increase (decrease) in net assets resulting from operations	125	(205)	1,297	744	20	78
Policy transactions (notes 3 and 6)
Policy purchase payments	3,000	3,000	1,993	3,672	4,287	3,000
Policy terminations, withdrawal payments and charges	—	—	(87,878)	(2,126)	(3,249)	—
Increase (decrease) in net assets from policy transactions	3,000	3,000	(85,885)	1,546	1,038	3,000
Increase (decrease) in net assets	3,125	2,795	(84,588)	2,290	1,058	3,078
Net assets at the beginning of year	—	—	84,588	8,238	5,945	—
Net assets at the end of year	$3,125	2,795	—	10,528	7,003	3,078

See accompanying notes to financial statements.

(Continued)

13

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or periods ended December 31, 2014 and 2013

	Segregated Sub-Accounts
	Ibbotson Growth ETF1 (a)	Ibbotson Income & Growth ETF1 (a)	Ivy VIP Balanced	Ivy VIP Core Equity	Ivy VIP Growth (c)	Ivy VIP High Income (b)
Year Ended December 31, 2013
Operations
Investment income (loss) - net	$—	—	364	135	416	143
Net realized gains (losses) on investments	—	—	3,128	2,299	8,007	—
Net change in unrealized appreciation (depreciation) of investments	—	—	1,838	4,827	26,877	2
Net increase (decrease) in net assets resulting from operations	—	—	5,330	7,261	35,300	145
Policy transactions (notes 3 and 6)
Policy purchase payments	—	—	4,715	2,606	24,624	3,000
Policy terminations, withdrawal payments and charges	—	—	(4,939)	(2,288)	(5,243)	—
Increase (decrease) in net assets from policy transactions	—	—	(224)	318	19,381	3,000
Increase (decrease) in net assets	—	—	5,106	7,579	54,681	3,145
Net assets at the beginning of year	—	—	22,486	21,709	86,167	—
Net assets at the end of year	$—	—	27,592	29,288	140,848	3,145
Year Ended December 31, 2014
Operations
Investment income (loss) - net	$38	44	277	146	—	154
Net realized gains (losses) on investments	7	53	3,336	4,604	29,783	23
Net change in unrealized appreciation (depreciation) of investments	36	(47)	(1,324)	(1,972)	(30,488)	(118)
Net increase (decrease) in net assets resulting from operations	81	50	2,289	2,778	(705)	59
Policy transactions (notes 3 and 6)
Policy purchase payments	3,000	3,000	8,917	2,072	1,195	—
Policy terminations, withdrawal payments and charges	—	—	(6,603)	(2,503)	(141,338)	—
Increase (decrease) in net assets from policy transactions	3,000	3,000	2,314	(431)	(140,143)	—
Increase (decrease) in net assets	3,081	3,050	4,603	2,347	(140,848)	59
Net assets at the beginning of year	—	—	27,592	29,288	140,848	3,145
Net assets at the end of year	$3,081	3,050	32,195	31,635	—	3,204

See accompanying notes to financial statements.

(Continued)

14

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or periods ended December 31, 2014 and 2013

	Segregated Sub-Accounts
	Ivy VIP Intl Core Equity	Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth (c)	Ivy VIP Small Cap Value	Ivy VIP Value	Janus Aspen Forty SS
Year Ended December 31, 2013
Operations
Investment income (loss) - net	$313	—	—	12	13	914
Net realized gains (losses) on investments	(150)	462	148	104	167	1,843
Net change in unrealized appreciation (depreciation) of investments	4,251	2,437	2,080	305	309	44,235
Net increase (decrease) in net assets resulting from operations	4,414	2,899	2,228	421	489	46,992
Policy transactions (notes 3 and 6)
Policy purchase payments	2,935	1,368	2,452	108	487	45,260
Policy terminations, withdrawal payments and charges	(2,240)	(889)	(1,485)	(107)	(429)	(7,965)
Increase (decrease) in net assets from policy transactions	695	479	967	1	58	37,295
Increase (decrease) in net assets	5,109	3,378	3,195	422	547	84,287
Net assets at the beginning of year	17,618	4,799	4,692	1,272	1,379	134,117
Net assets at the end of year	$22,727	8,177	7,887	1,694	1,926	218,404
Year Ended December 31, 2014
Operations
Investment income (loss) - net	$571	—	—	2	22	67
Net realized gains (losses) on investments	1,843	1,293	1,364	276	381	68,075
Net change in unrealized appreciation (depreciation) of investments	(2,116)	(1,411)	(1,827)	(160)	(189)	(46,376)
Net increase (decrease) in net assets resulting from operations	298	(118)	(463)	118	214	21,766
Policy transactions (notes 3 and 6)
Policy purchase payments	3,296	1,533	797	88	502	44,992
Policy terminations, withdrawal payments and charges	(2,913)	(1,155)	(8,221)	(106)	(501)	(8,918)
Increase (decrease) in net assets from policy transactions	383	378	(7,424)	(18)	1	36,074
Increase (decrease) in net assets	681	260	(7,887)	100	215	57,840
Net assets at the beginning of year	22,727	8,177	7,887	1,694	1,926	218,404
Net assets at the end of year	$23,408	8,437	—	1,794	2,141	276,244

See accompanying notes to financial statements.

(Continued)

15

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or periods ended December 31, 2014 and 2013

	Segregated Sub-Accounts
	Janus Aspen Overseas SS	SFT Advantus Bond Cl 2	SFT Advantus Index 400 MC Cl 2	SFT Advantus Index 500 Cl 2	SFT Advantus Intl Bond Cl 2	SFT Advantus Money Market
Year Ended December 31, 2013
Operations
Investment income (loss) - net	$309	—	—	—	—	—
Net realized gains (losses) on investments	(1,203)	1,154	1,421	1,718	560	—
Net change in unrealized appreciation (depreciation) of investments	2,256	(1,281)	24,183	17,307	(582)	—
Net increase (decrease) in net assets resulting from operations	1,362	(127)	25,604	19,025	(22)	—
Policy transactions (notes 3 and 6)
Policy purchase payments	5,007	4,011	24,568	7,128	1,536	89,238
Policy terminations, withdrawal payments and charges	(3,334)	(4,486)	(4,954)	(5,984)	(1,572)	(89,400)
Increase (decrease) in net assets from policy transactions	1,673	(475)	19,614	1,144	(36)	(162)
Increase (decrease) in net assets	3,035	(602)	45,218	20,169	(58)	(162)
Net assets at the beginning of year	9,071	21,732	70,811	59,767	23,873	48,767
Net assets at the end of year	$12,106	21,130	116,029	79,936	23,815	48,605
Year Ended December 31, 2014
Operations
Investment income (loss) - net	$356	—	—	—	—	—
Net realized gains (losses) on investments	1,229	1,642	2,451	3,250	628	—
Net change in unrealized appreciation (depreciation) of investments	(3,045)	(294)	8,825	7,181	(226)	—
Net increase (decrease) in net assets resulting from operations	(1,460)	1,348	11,276	10,431	402	—
Policy transactions (notes 3 and 6)
Policy purchase payments	4,770	6,552	24,686	8,950	1,697	101,710
Policy terminations, withdrawal payments and charges	(4,137)	(5,513)	(6,154)	(8,025)	(1,700)	(94,349)
Increase (decrease) in net assets from policy transactions	633	1,039	18,532	925	(3)	7,361
Increase (decrease) in net assets	(827)	2,387	29,808	11,356	399	7,361
Net assets at the beginning of year	12,106	21,130	116,029	79,936	23,815	48,605
Net assets at the end of year	$11,279	23,517	145,837	91,292	24,214	55,966

See accompanying notes to financial statements.

(Continued)

16

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or periods ended December 31, 2014 and 2013

	Segregated Sub-Accounts
	SFT Advantus Mortgage Cl 2	SFT Advantus Real Estate Cl 2	SFT Ivy Growth (a)	SFT Ivy Small Cap Growth (a)	SFT Pyramis Core Equity Cl 1 (a)	Vanguard VI Diversified Value (a)
Year Ended December 31, 2013
Operations
Investment income (loss) - net	$—	—	—	—	—	—
Net realized gains (losses) on investments	85	204	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(203)	(127)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(118)	77	—	—	—	—
Policy transactions (notes 3 and 6)
Policy purchase payments	1,028	944	—	—	—	—
Policy terminations, withdrawal payments and charges	(594)	(806)	—	—	—	—
Increase (decrease) in net assets from policy transactions	434	138	—	—	—	—
Increase (decrease) in net assets	316	215	—	—	—	—
Net assets at the beginning of year	5,830	6,530	—	—	—	—
Net assets at the end of year	$6,146	6,745	—	—	—	—
Year Ended December 31, 2014
Operations
Investment income (loss) - net	$—	—	1	3	74	—
Net realized gains (losses) on investments	100	296	298	18	310	—
Net change in unrealized appreciation (depreciation) of investments	247	1,739	18,303	575	9,361	188
Net increase (decrease) in net assets resulting from operations	347	2,035	18,602	596	9,745	188
Policy transactions (notes 3 and 6)
Policy purchase payments	654	772	163,687	8,787	90,367	3,000
Policy terminations, withdrawal payments and charges	(620)	(891)	(3,959)	(1,183)	(5,563)	—
Increase (decrease) in net assets from policy transactions	34	(119)	159,728	7,604	84,804	3,000
Increase (decrease) in net assets	381	1,916	178,330	8,200	94,549	3,188
Net assets at the beginning of year	6,146	6,745	—	—	—	—
Net assets at the end of year	$6,527	8,661	178,330	8,200	94,549	3,188

See accompanying notes to financial statements.

(Continued)

17

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or periods ended December 31, 2014 and 2013

	Segregated Sub-Accounts
	Vanguard VI Total Bond Market (a)	Totals
Year Ended December 31, 2013
Operations
Investment income (loss) - net	$—	3,937
Net realized gains (losses) on investments	—	22,429
Net change in unrealized appreciation (depreciation) of investments	—	146,788
Net increase (decrease) in net assets resulting from operations	—	173,154

Policy transactions (notes 3 and 6)
Policy purchase payments	—	232,588
Policy terminations, withdrawal payments and charges	—	(146,362)
Increase (decrease) in net assets from policy transactions	—	86,226
Increase (decrease) in net assets	—	259,380
Net assets at the beginning of year	—	615,591
Net assets at the end of year	$—	874,971

Year Ended December 31, 2014
Operations
Investment income (loss) - net	$—	2,588
Net realized gains (losses) on investments	5	152,070
Net change in unrealized appreciation (depreciation) of investments	103	(72,614)
Net increase (decrease) in net assets resulting from operations	108	82,044

Policy transactions (notes 3 and 6)
Policy purchase payments	4,237	508,213
Policy terminations, withdrawal payments and charges	(228)	(397,833)
Increase (decrease) in net assets from policy transactions	4,009	110,380
Increase (decrease) in net assets	4,117	192,424
Net assets at the beginning of year	—	874,971
Net assets at the end of year	$4,117	1,067,395

(a) For the period from May 1, 2014 through December 31, 2014.

(b) For the period from May 1, 2013 through December 31, 2013 and the year ended December 31, 2014.

(c) For the year ended December 31, 2013 and the period from January 1, 2014 through May 1, 2014.

See accompanying notes to financial statements.

(Continued)

18

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2014

(1)                     Organization and Basis of Presentation

The Securian Life Variable Universal Life Account (the Account), was established on December 1, 2004 as a segregated asset account of Securian Life Insurance Company (Securian Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended).  The Account commenced operations on January 25, 2007.  The Account currently offers one type of policy consisting of twenty-eight segregated sub-accounts to which policy owners may allocate their purchase payments.  The Account currently does not charge a mortality and expense risk charge.

The assets of each segregated sub-account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Securian Life.  Variable universal life policy owners allocate their purchase payments to one or more of the twenty-eight segregated sub-accounts.  Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Underlying Funds):

•                  American Funds IS® Global Growth Fund(SM) - Class 1 Shares (Amer Funds IS Glbl Growth Cl 1)

•                  American Funds IS® New World Fund® - Class 1 Shares (Amer Funds IS New World Cl 1)

•                  Fidelity® VIP Equity-Income Portfolio - Initial Class (Fidelity VIP Equity-Income IC)

•                  Fidelity® VIP High Income Portfolio - Initial Class (Fidelity VIP High lnc IC)

•                  ALPS VIT Ibbotson Balanced ETF Asset Allocation Portfolio - Class I Shares (Ibbotson Balanced ETF1)

•                  ALPS VIT Ibbotson Growth ETF Asset Allocation Portfolio - Class I Shares (Ibbotson Growth ETF1)

•                  ALPS VIT Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I Shares (Ibbotson Income & Growth ETF1)

•                  Ivy Funds VIP - Balanced (Ivy VIP Balanced)

•                  Ivy Funds VIP - Core Equity (Ivy VIP Core Equity)

•                  Ivy Funds VIP - High Income (Ivy VIP High Income)

•                  Ivy Funds VIP - International Core Equity (Ivy VIP Intl Core Equity)

•                  Ivy Funds VIP - Micro Cap Growth (Ivy VIP Micro Cap Growth)

•                  Ivy Funds VIP - Small Cap Value (Ivy VIP Small Cap Value)

•                  Ivy Funds VIP - Value (Ivy VIP Value)

•                  Janus Aspen Series - Forty Portfolio - Service Shares (Janus Aspen Forty SS)

•                  Janus Aspen Series - Overseas Portfolio - Service Shares (Janus Aspen Overseas SS)

•                  Securian Funds Trust — SFT Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)

•                  Securian Funds Trust — SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)

•                  Securian Funds Trust — SFT Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)

•                  Securian Funds Trust — SFT Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)

•                  Securian Funds Trust — SFT Advantus Money Market Fund (SFT Advantus Money Market)

(Continued)

19

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2014

•                  Securian Funds Trust — SFT Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)

•                  Securian Funds Trust — SFT Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)

•                  Securian Funds Trust — SFT IvySM Growth Fund - (SFT Ivy Growth)

•                  Securian Funds Trust — SFT IvySM Small Cap Growth Fund - (SFT Ivy Small Cap Growth)

•                  Securian Funds Trust — SFT Pyramis® Core Equity Fund - Class 1 Shares (SFT Pyramis Core Equity Cl 1)

•                  Vanguard® Variable Insurance Fund Diversified Value Portfolio (Vanguard VI Diversified Value)

•                  Vanguard® Variable Insurance Fund Total Bond Market Index Portfolio (Vanguard VI Total Bond Market)

Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust — SFT Advantus International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account.  Advantus Capital Management (Advantus) acts as the investment advisor for the Securian Funds Trust.  Both Securian and Advantus are affiliate companies of Securian Life.

The following sub-accounts were added to the Account in 2014 or 2013:

Sub-Account	Effective Date

Ivy Funds VIP - High Income	May 1, 2013
ALPS VIT Ibbotson Balanced ETF Asset Allocation Portfolio - Class I Shares	May 1, 2014
ALPS VIT Ibbotson Growth ETF Asset Allocation Portfolio - Class I Shares	May 1, 2014
ALPS VIT Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I Shares	May 1, 2014
American Funds IS® Global Growth Fund(SM) - Class 1 Shares	May 1, 2014
American Funds IS® New World Fund® - Class 1 Shares	May 1, 2014
Securian Funds Trust — SFT IvySM Growth Fund	May 1, 2014
Securian Funds Trust — SFT IvySM Small Cap Growth Fund	May 1, 2014
Securian Funds Trust — SFT Pyramis® Core Equity Fund - Class 1 Shares	May 1, 2014

(Continued)

20

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2014

Sub-Account	Effective Date

Vanguard® Variable Insurance Fund Diversified Value Portfolio	May 1, 2014
Vanguard® Variable Insurance Fund Total Bond Market Index Portfolio	May 1, 2014

Effective May 1, 2014, pursuant to an Order granted by the Securities and Exchange Commission, sub-account units corresponding to the share of each underlying mutual fund in Column I (Existing Fund) below were replaced with sub-account units corresponding to the shares of each underlying mutual fund in Column II (Replacement Fund) below.

Column I Existing Fund	Column II Replacement Fund

Fidelity VIP Contrafund® Cl 2	Securian Funds Trust — SFT Pyramis® Core Equity Fund - Class 1 Shares

Ivy VIP Growth	Securian Funds Trust — SFT IvySM Growth Fund

Ivy VIP Small Cap Growth	Securian Funds Trust — SFT IvySM Small Cap Growth Fund

Effective May 1, 2014, the existing funds were closed and all units transferred to the replacement fund.

(2)                     Summary of Significant Accounting Policies

The Underlying Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services — Investment Companies.  The significant accounting policies followed consistently by the Underlying Funds are as follows:

(a)                      Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

(b)                      Investments in Underlying Funds

Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

(Continued)

21

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2014

Realized gains (losses) on investments include realized gain (loss) distributions received from the respective funds and gains (losses) on the sale of fund shares as determined by the average cost method.  Realized gain (loss) distributions are reinvested in the respective funds.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The nonaffiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Account “consents” to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

(c)                       Federal Income Taxes

The Account is treated as part of Securian Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)                     Expenses and Related Party Transactions

There is no mortality and expense charge on the Account.

Policy purchase payments are reflected net of the following charges paid to Securian Life:

A sales load of up to 5.00% is deducted from each premium payment. The total sales charges deducted from premium payments for the years ended December 31, 2014 and 2013 amounted to $9,769 and $10,206, respectively.

A premium tax charge in the amount of 0.00% to 4.00% is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2014 and 2013 amounted to $17,985 and $16,959, respectively.

A federal tax charge of up to 0.35% for group-sponsored policies and up to 1.25% for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2014 and 2013 amounted to $2,253 and $2,124, respectively.

In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, which is an optional benefit available for additional cost, subject to age and contract, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Securian Life. The amount of the partial surrender charge is the lesser of $25 or 2.00% of the amount

(Continued)

22

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2014

withdrawn. The cost of insurance charge varies with the amount of insurance, the insured’s age, rate class of the insured and gender mix of the group-sponsored contract.

The total cash value charges for the years or periods ended December 31, 2014 and 2013 for each applicable segregated sub-account are as follows:

	2014	2013

Fidelity VIP Contrafund IC (a)	$3,085	$7,115
Fidelity VIP Equity-Income IC	2,470	802
Fidelity VIP High lnc IC	3,931	1,770
Ivy VIP Balanced	8,162	5,078
Ivy VIP Core Equity	2,708	2,295
Ivy VIP Growth (a)	2,089	5,243
Ivy VIP Intl Core Equity	3,130	2,264
Ivy VIP Micro Cap Growth	1,157	886
Ivy VIP Small Cap Growth (a)	739	1,505
Ivy VIP Small Cap Value	113	88
Ivy VIP Value	552	432
Janus Aspen Forty SS	9,148	8,007
Janus Aspen Overseas SS	4,411	3,370
SFT Advantus Bond Cl 2	5,595	4,532
SFT Advantus Index 400 MC Cl 2	6,223	5,417
SFT Advantus Index 500 Cl 2	8,205	6,004
SFT Advantus Intl Bond Cl 2	1,816	1,613
SFT Advantus Money Market	100,229	90,939
SFT Advantus Mortgage Cl 2	657	594
SFT Advantus Real Estate Cl 2	1,053	821
SFT Ivy Growth (b)	4,642	—
SFT Ivy Small Cap Growth (b)	1,434	—
SFT Pyramis Core Equity Cl 1 (b)	6,636	—
Vanguard VI Total Bond Market (b)	228	—

(a) For the year ended December 31, 2013 and the period from January 1, 2014 through May 1, 2014.

(b) For the period from May 1, 2014 through December 31, 2014.

(Continued)

23

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2014

To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.02% to 0.07% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Securian Life.

To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

On May 1, 2014, Securian Life and undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Securian Life agreed to make a reduction in sub-account expenses to those Contracts with assets allocated to specified funds on May 1, 2014, as follows:

Securian Funds Trust — SFT IvySM Small Cap Growth Fund — (i) to the extent the fund’s management fee exceeds 0.83% on assets over $1 billion, Securian Life will make a corresponding reduction in sub-account expenses, until September 30, 2016, to those policy owners whose sub-account invests in the fund; and (ii) to the extent the fund’s annual net operating expenses exceed 1.16%, Securian Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those policy owners whose sub-account invests in the fund.

Securian Funds Trust — SFT Pyramis® Core Equity Fund - Class 1 Shares — to the extent the fund’s annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Securian Life will make a corresponding reduction in sub-account expenses, for the life of each policy outstanding on May 1, 2014, to those policy owners whose sub-account invests in the fund.

(4)                     Fair Value Measurements

In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC Topic 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

The fair value of the Account’s financial assets and financial liabilities has been determined using available market information as of December 31, 2014. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account’s

(Continued)

24

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2014

estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

The Account is required to categorize its financial assets and financial liabilities recorded on the balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 — Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 — Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

Level 3 — Fair value is based on at least one or more significant unobservable inputs, which may include the Account’s own assumptions in determining the fair value of investments.

The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

As of December 31, 2014, all of the Account’s investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers and used as a practical expedient in estimating fair value.  It has been determined that no transfers between levels occurred during the year.  The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.

(Continued)

25

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2014

(5)                     Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2014 were as follows:

	Purchases	Sales
Amer Funds IS Glbl Growth Cl 1 (a)	$3,341	$—
Amer Funds IS New World Cl 1 (a)	3,333	—
Fidelity VIP Contrafund IC	1,993	87,878
Fidelity VIP Equity-Income IC	4,102	2,126
Fidelity VIP High lnc IC	4,701	3,249
Ibbotson Balanced ETF1 (a)	3,089	—
Ibbotson Growth ETF1 (a)	3,044	—
Ibbotson Income & Growth ETF1 (a)	3,097	—
Ivy VIP Balanced	11,686	6,604
Ivy VIP Core Equity	6,338	2,503
Ivy VIP Growth	1,195	141,338
Ivy VIP High Income	178	—
Ivy VIP Intl Core Equity	5,643	2,914
Ivy VIP Micro Cap Growth	2,613	1,154
Ivy VIP Small Cap Growth	797	8,220
Ivy VIP Small Cap Value	348	106
Ivy VIP Value	804	501
Janus Aspen Forty SS	111,397	8,918
Janus Aspen Overseas SS	6,330	4,138
SFT Advantus Bond Cl 2	6,552	5,513
SFT Advantus Index 400 MC Cl 2	24,686	6,155
SFT Advantus Index 500 Cl 2	8,951	8,026
SFT Advantus Intl Bond Cl 2	1,697	1,700
SFT Advantus Money Market	101,715	94,350
SFT Advantus Mortgage Cl 2	654	620
SFT Advantus Real Estate Cl 2	772	891
SFT Ivy Growth (a)	163,688	3,959
SFT Ivy Small Cap Growth (a)	8,790	1,183
SFT Pyramis Core Equity Cl 1 (a)	90,437	5,558
Vanguard VI Diversified Value (a)	3,000	—
Vanguard VI Total Bond Market (a)	4,237	228

(a) For the period from May 1, 2014 through December 31, 2014.

(Continued)

26

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2014

(6)  Unit Activity from Policy Transactions

Transactions in units for each segregated sub-account for the years or periods ended December 31, 2014, and 2013 were as follows:

	Segregated Sub-Accounts
	Amer Funds IS Glbl Growth Cl 1 (a)	Amer Funds IS New World Cl 1 (a)	Fidelity VIP Contrafund IC (b)	Fidelity VIP Equity- Income IC	Fidelity VIP High lnc IC	Ibbotson Balanced ETF1 (a)

Units outstanding at December 31, 2012	—	—	52,451	5,992	3,660	—
Policy purchase payments	—	—	6,065	880	1,282	—
Policy terminations, withdrawal payments and charges	—	—	(5,170)	(645)	(1,163)	—
Units outstanding at December 31, 2013	—	—	53,346	6,227	3,779	—
Policy purchase payments	3,000	3,000	1,252	2,623	2,622	3,000
Policy terminations, withdrawal payments and charges	—	—	(54,598)	(1,530)	(2,000)	—
Units outstanding at December 31, 2014	3,000	3,000	—	7,320	4,401	3,000

	Segregated Sub-Accounts
	Ibbotson Growth ETF1 (a)	Ibbotson Income & Growth ETF1 (a)	Ivy VIP Balanced	Ivy VIP Core Equity	Ivy VIP Growth (b)	Ivy VIP High Income (c)

Units outstanding at December 31, 2012	—	—	16,463	16,213	66,406	—
Policy purchase payments	—	—	3,137	1,673	16,703	3,000
Policy terminations, withdrawal payments and charges	—	—	(3,269)	(1,502)	(3,564)	—
Units outstanding at December 31, 2013	—	—	16,331	16,384	79,545	3,000
Policy purchase payments	3,000	3,000	5,170	1,105	678	—
Policy terminations, withdrawal payments and charges	—	—	(3,787)	(1,353)	(80,223)	—
Units outstanding at December 31, 2014	3,000	3,000	17,714	16,136	—	3,000

	Segregated Sub-Accounts
	Ivy VIP Intl Core Equity	Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth (b)	Ivy VIP Small Cap Value	Ivy VIP Value	Janus Aspen Forty SS

Units outstanding at December 31, 2012	18,217	4,105	4,122	1,049	1,234	99,967
Policy purchase payments	2,711	955	1,787	74	367	29,758
Policy terminations, withdrawal payments and charges	(2,115)	(613)	(1,076)	(77)	(327)	(5,346)
Units outstanding at December 31, 2013	18,813	4,447	4,833	1,046	1,274	124,379
Policy purchase payments	2,639	881	509	53	316	25,726
Policy terminations, withdrawal payments and charges	(2,350)	(658)	(5,342)	(64)	(314)	(5,068)
Units outstanding at December 31, 2014	19,102	4,670	—	1,035	1,276	145,037

(Continued)

27

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2014

	Segregated Sub-Accounts
	Janus Aspen Overseas SS	SFT Advantus Bond Cl 2	SFT Advantus Index 400 MC Cl 2	SFT Advantus Index 500 Cl 2	SFT Advantus Intl Bond Cl 2	SFT Advantus Money Market

Units outstanding at December 31, 2012	8,625	16,714	53,604	53,843	13,222	45,693
Policy purchase payments	4,513	3,103	15,798	5,516	850	83,610
Policy terminations, withdrawal payments and charges	(3,065)	(3,460)	(3,251)	(4,683)	(873)	(83,762)
Units outstanding at December 31, 2013	10,073	16,357	66,151	54,676	13,199	45,541
Policy purchase payments	4,114	4,878	13,371	5,764	921	95,304
Policy terminations, withdrawal payments and charges	(3,510)	(4,108)	(3,408)	(5,243)	(924)	(88,402)
Units outstanding at December 31, 2014	10,677	17,127	76,114	55,197	13,196	52,443

	Segregated Sub-Accounts
	SFT Advantus Mortgage Cl 2	SFT Advantus Real Estate Cl 2	SFT Ivy Growth (a)	SFT Ivy Small Cap Growth (a)	SFT Pyramis Core Equity Cl 1 (a)	Vanguard VI Diversified Value (a)
Units outstanding at December 31, 2012	5,087	6,515	—	—	—	—
Policy purchase payments	908	908	—	—	—	—
Policy terminations, withdrawal payments and charges	(523)	(770)	—	—	—	—
Units outstanding at December 31, 2013	5,472	6,653	—	—	—	—
Policy purchase payments	557	662	92,030	5,703	55,872	3,000
Policy terminations, withdrawal payments and charges	(535)	(762)	(2,078)	(759)	(3,260)	—
Units outstanding at December 31, 2014	5,494	6,553	89,952	4,944	52,612	3,000

	Segregated Sub- Accounts
	Vanguard VI Total Bond Market (a)

Units outstanding at December 31, 2012	—
Policy purchase payments	—
Policy terminations, withdrawal payments and charges	—
Units outstanding at December 31, 2013	—
Policy purchase payments	4,210
Policy terminations, withdrawal payments and charges	(223)
Units outstanding at December 31, 2014	3,987

(a) For the period from May 1, 2014 through December 31, 2014.

(b) For the year ended December 31, 2013 and the period from January 1, 2014 through May 1, 2014.

(c) For the period from May 1, 2013 through December 31, 2013 and the year ended December 31, 2014.

(Continued)

28

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2014

(7)        Financial Highlights

A summary of units outstanding, unit values, net assets, investment income and expense ratios, and total returns for the years or periods ended December 31, 2014, 2013, 2012, 2011, and 2010 is as follows:

	At December 31			For the years or periods ended December 31
	Units			Investment
	Outstanding	Unit Fair Value	Net Assets	Income Ratio*	Expense Ratio**	Total Return***

Amer Funds IS Glbl Growth Cl 1
2014 (a)	3,000	$1.04	$3,125	1.43%	0.00%	4.57%

Amer Funds IS New World Cl 1
2014 (a)	3,000	0.93	2,795	1.26%	0.00%	(6.59)%

Fidelity VIP Equity-Income IC
2014	7,320	1.44	10,528	3.25%	0.00%	8.72%
2013	6,227	1.32	8,238	2.55%	0.00%	28.15%
2012	5,992	1.03	6,186	3.18%	0.00%	17.31%
2011	6,157	0.88	5,418	2.52%	0.00%	0.97%
2010	6,265	0.87	5,460	1.87%	0.00%	15.15%

Fidelity VIP High lnc IC
2014	4,401	1.59	7,003	6.09%	0.00%	1.15%
2013	3,779	1.57	5,945	5.95%	0.00%	5.95%
2012	3,660	1.48	5,436	5.82%	0.00%	14.23%
2011	3,805	1.30	4,946	6.80%	0.00%	4.03%
2010	4,034	1.25	5,041	7.89%	0.00%	13.82%

Ibbotson Balanced ETF1
2014 (a)	3,000	1.03	3,078	1.41%	0.00%	2.41%

Ibbotson Growth ETF1
2014 (a)	3,000	1.03	3,081	1.24%	0.00%	2.59%

Ibbotson Income & Growth ETF1
2014 (a)	3,000	1.02	3,050	1.48%	0.00%	1.58%

Ivy VIP Balanced
2014	17,714	1.82	32,195	0.92%	0.00%	7.57%
2013	16,331	1.69	27,592	1.44%	0.00%	23.70%
2012	16,463	1.37	22,486	1.46%	0.00%	11.74%
2011	16,527	1.22	20,201	1.48%	0.00%	3.31%
2010	16,523	1.18	19,548	1.95%	0.00%	17.11%

Ivy VIP Core Equity
2014	16,136	1.96	31,635	0.49%	0.00%	9.68%
2013	16,384	1.79	29,288	0.54%	0.00%	33.51%
2012	16,213	1.34	21,709	0.58%	0.00%	18.60%
2011	16,534	1.13	18,666	0.36%	0.00%	1.66%
2010	16,672	1.11	18,514	0.97%	0.00%	20.90%

Ivy VIP High Income
2014	3,000	1.07	3,204	4.75%	0.00%	1.90%
2013 (b)	3,000	1.05	3,145	4.70%	0.00%	10.51%

Ivy VIP Intl Core Equity
2014	19,102	1.23	23,408	2.46%	0.00%	1.44%
2013	18,813	1.21	22,727	1.60%	0.00%	24.91%
2012	18,217	0.97	17,618	2.30%	0.00%	13.33%
2011	17,955	0.85	15,322	1.54%	0.00%	(13.88)%
2010	18,050	0.99	17,887	1.34%	0.00%	14.09%

(Continued)

29

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2014

	At December 31			For the years or periods ended December 31
	Units			Investment
	Outstanding	Unit Fair Value	Net Assets	Income Ratio*	Expense Ratio**	Total Return***

Ivy VIP Micro Cap Growth
2014	4,670	1.81	8,437	0.00%	0.00%	(1.74)%
2013	4,447	1.84	8,177	0.00%	0.00%	57.28%
2012	4,105	1.17	4,799	0.00%	0.00%	11.84%
2011	2,804	1.05	2,931	0.00%	0.00%	(7.01)%
2010	1,402	1.12	1,576	0.00%	0.00%	40.86%

Ivy VIP Small Cap Value
2014	1,035	1.73	1,794	0.09%	0.00%	7.05%
2013	1,046	1.62	1,694	0.84%	0.00%	33.53%
2012	1,049	1.21	1,272	0.43%	0.00%	18.63%
2011	1,000	1.02	1,023	0.48%	0.00%	(12.79)%
2010	1,003	1.17	1,176	0.07%	0.00%	26.41%

Ivy VIP Value
2014	1,276	1.68	2,141	1.10%	0.00%	10.94%
2013	1,274	1.51	1,926	0.78%	0.00%	35.34%
2012	1,234	1.12	1,379	1.22%	0.00%	18.88%
2011	1,249	0.94	1,174	0.72%	0.00%	(7.32)%
2010	1,186	1.01	1,203	0.90%	0.00%	18.71%

Janus Aspen Forty SS
2014	145,037	1.90	276,244	0.03%	0.00%	8.47%
2013	124,379	1.76	218,404	0.55%	0.00%	30.89%
2012	99,967	1.34	134,117	0.63%	0.00%	23.86%
2011	70,193	1.08	76,032	0.26%	0.00%	(6.94)%
2010	38,631	1.16	44,966	0.84%	0.00%	6.48%

Janus Aspen Overseas SS
2014	10,677	1.06	11,279	3.00%	0.00%	(12.10)%
2013	10,073	1.20	12,106	3.06%	0.00%	14.28%
2012	8,625	1.05	9,071	0.64%	0.00%	13.18%
2011	6,978	0.93	6,484	0.38%	0.00%	(32.34)%
2010	5,748	1.37	7,893	0.56%	0.00%	25.02%

SFT Advantus Bond Cl 2
2014	17,127	1.37	23,517	0.00%	0.00%	6.29%
2013	16,357	1.29	21,130	0.00%	0.00%	(0.65)%
2012	16,714	1.30	21,732	0.00%	0.00%	7.42%
2011	16,708	1.21	20,225	0.00%	0.00%	8.02%
2010	16,753	1.12	18,772	0.00%	0.00%	9.41%

SFT Advantus Index 400 MC Cl 2
2014	76,114	1.92	145,837	0.00%	0.00%	9.24%
2013	66,151	1.75	116,029	0.00%	0.00%	32.78%
2012	53,604	1.32	70,811	0.00%	0.00%	17.24%
2011	38,182	1.13	43,021	0.00%	0.00%	(2.26)%
2010	23,164	1.15	26,704	0.00%	0.00%	25.93%

SFT Advantus Index 500 Cl 2
2014	55,197	1.65	91,292	0.00%	0.00%	13.13%
2013	54,676	1.46	79,936	0.00%	0.00%	31.71%
2012	53,843	1.11	59,767	0.00%	0.00%	15.42%
2011	53,833	0.96	51,771	0.00%	0.00%	1.59%
2010	53,743	0.95	50,874	0.00%	0.00%	14.54%

SFT Advantus Intl Bond Cl 2
2014	13,196	1.83	24,214	0.00%	0.00%	1.70%
2013	13,199	1.80	23,815	0.00%	0.00%	(0.08)%
2012	13,222	1.81	23,873	0.00%	0.00%	16.20%
2011	13,321	1.55	20,699	0.00%	0.00%	(0.26)%
2010	13,463	1.56	20,975	0.00%	0.00%	13.90%

(Continued)

30

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2014

	At December 31			For the years or periods ended December 31
	Units			Investment
	Outstanding	Unit Fair Value	Net Assets	Income Ratio*	Expense Ratio**	Total Return***
SFT Advantus Money Market
2014	52,443	1.07	55,966	0.00%	0.00%	0.00%
2013	45,541	1.07	48,605	0.00%	0.00%	0.00%
2012	45,693	1.07	48,767	0.00%	0.00%	0.00%
2011	39,616	1.07	42,285	0.00%	0.00%	0.00%
2010	45,583	1.07	48,653	0.03%	0.00%	(0.01)%

SFT Advantus Mortgage Cl 2
2014	5,494	1.19	6,527	0.00%	0.00%	5.76%
2013	5,472	1.12	6,146	0.00%	0.00%	(1.98)%
2012	5,087	1.15	5,830	0.00%	0.00%	3.49%
2011	5,134	1.11	5,684	0.00%	0.00%	6.73%
2010	5,167	1.04	5,361	0.00%	0.00%	6.76%

SFT Advantus Real Estate Cl 2
2014	6,553	1.32	8,661	0.00%	0.00%	30.37%
2013	6,653	1.01	6,745	0.00%	0.00%	1.15%
2012	6,515	1.00	6,530	0.00%	0.00%	17.90%
2011	6,583	0.85	5,596	0.00%	0.00%	5.42%
2010	6,548	0.81	5,280	0.00%	0.00%	28.91%

SFT Ivy Growth
2014 (a)	89,952	1.98	178,330	0.00%	0.00%	12.96%

SFT Ivy Small Cap Growth
2014 (a)	4,944	1.66	8,200	0.00%	(0.07)%	8.80%

SFT Pyramis Core Equity Cl 1
2014 (a)	52,612	1.80	94,549	0.00%	(0.12)%	11.82%

Vanguard VI Diversified Value
2014 (a)	3,000	1.06	3,188	0.00%	0.00%	5.49%

Vanguard VI Total Bond Market
2014 (a)	3,987	1.03	4,117	0.00%	0.00%	3.07%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to a policy owner’s account through the redemption of units and expenses of the underlying fund are excluded. Investment optiions with a date notation indicate the effective date of that investment option in the variable account.  For periods less than one year, the ratios have been annualilzed.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Period from May 1, 2014 to December 31, 2014.  During this period SFT Ivy Small Cap Growth, and SFT Pyramis Core Equity Cl 1 waived expenses of $3, and $71 respectively resulting in a reduction of the expense ratio of 0.07%, and 0.12% respectively.

(b) For the period from May 1, 2013 through December 31, 2013.

(Continued)

31

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2014

(8) Subsequent Events

Management has evaluated subsequent events through March 31, 2015, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

32

SECURIAN LIFE INSURANCE COMPANY

Financial Statements

And Supplementary Schedules

December 31, 2014, 2013 and 2012

SECURIAN LIFE INSURANCE COMPANY

Financial Statements

And Supplementary Schedules

December 31, 2014, 2013 and 2012

KPMG LLP 4200 Wells Fargo Center 90 South Seventh Street Minneapolis, MN 55402

Independent Auditors’ Report

The Board of Directors and Stockholder

Securian Life Insurance Company:

We have audited the accompanying financial statements of Securian Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2014 and 2013, and the related statements of operations and comprehensive income (loss), changes in stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2014, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly in all material respects, the financial position of Securian Life Insurance Company as of December 31, 2014 and 2013, and the results of it’s operations and it’s cash flows for each of the years in the three-year period ended December 31, 2014 in accordance with U.S. generally accepted accounting principles.

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

Emphasis of Matter

As discussed in note 2 to the financial statements, the merger of Balboa Life Insurance Company, Balboa Life Insurance Company of New York, and Cherokee National Life Insurance Company has been accounted for as a transfer of net assets between entities under common control, which requires recording the transaction at historical cost, with amounts restated for all periods presented. Our opinion is not modified with respect to this matter.

Other Matters

Our audit was conducted for the purpose of forming an opinion on the financial statements as a whole. The information contained in Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and is not a required part of the financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Minneapolis, Minnesota

March 17, 2015

2

SECURIAN LIFE INSURANCE COMPANY

Balance Sheets

December 31, 2014 and 2013

(in thousands)

	2014	2013
Assets

Fixed maturity securities:
Available-for-sale, at fair value (amortized cost $254,699 and $240,849)	$266,325	$247,723
Equity securities, at fair value (cost $1,543 and $23)	1,568	33
Policy loans	577	301
Other invested assets	1,717	129
Total investments	270,187	248,186

Cash and cash equivalents	43,084	31,119
Deferred policy acquisition costs	12,778	10,681
Accrued investment income	2,920	2,576
Premiums and fees receivable	11,962	8,273
Property and equipment, net	1,959	2,158
Reinsurance recoverables	24,612	14,549
Other assets	2,218	976
Separate account assets	1,011	842

Total assets	$370,731	$319,360

Liabilities and Stockholder’s Equity

Liabilities:
Policy and contract account balances	$40,049	$29,131
Future policy and contract benefits	27,526	23,960
Pending policy and contract claims	29,584	18,161
Other policyholder funds	1,938	2,603
Policyholder dividends payable	30	32
Unearned premiums and fees	11,757	12,126
Reinsurance payables	7,171	2,136
Accrued commissions and expenses	3,317	1,897
Income tax liability:
Current	1,632	454
Deferred	7,241	5,140
Payable to affiliates, net	1,711	2,037
Payable to third party administrator	2,767	1,457
Other liabilities	5,528	2,122
Separate account liabilities	1,011	842
Total liabilities	141,262	102,098

Stockholder’s equity:
Common stock, $1 par value, 5,000,000 shares authorized, 2,500,000 issued and outstanding	2,500	2,500
Additional paid in capital	167,112	167,112
Accumulated other comprehensive income	8,555	4,485
Retained earnings	51,302	43,165
Total stockholder’s equity	229,469	217,262

Total liabilities and stockholder’s equity	$370,731	$319,360

See accompanying notes to financial statements.

3

SECURIAN LIFE INSURANCE COMPANY

Statements of Operations  and Comprehensive Income (Loss)

Years ended December 31, 2014, 2013 and 2012

(in thousands)

	2014	2013	2012

Revenues:

Premiums	$96,244	$82,336	$72,890
Policy and contract fees	7,277	6,570	4,398
Net investment income	9,511	9,043	8,845
Net realized investment gains (losses)
Other-than-temporary-impairments on fixed maturity securities	—	(247)	—
Other net realized investment gains (losses)	(195)	(226)	(61)
Total net realized investment gains (losses)	(195)	(473)	(61)
Other income	121	443	330
Total revenues	112,958	97,919	86,402

Benefits and expenses:

Policyholder benefits	74,863	69,732	52,426
Interest credited to policies and contracts	2,937	2,517	1,154
General operating expenses	14,428	12,102	12,235
Commissions	6,889	7,614	7,258
Administrative and sponsorship fees	2,413	1,951	1,708
Amortization of deferred policy acquisition costs	2,709	2,679	3,394
Capitalization of policy acquisition costs	(3,655)	(3,344)	(5,135)
Total benefits and expenses	100,584	93,251	73,040

Income from operations before taxes	12,374	4,668	13,362

Income tax expense (benefit):
Current	4,328	1,534	2,508
Deferred	(91)	2	2,183
Total income tax expense	4,237	1,536	4,691

Net income	$8,137	$3,132	$8,671

Other comprehensive income (loss), before tax:
Unrealized holding gains (losses) on securities arising during the period	$4,767	$(11,785)	$3,655
Adjustment to deferred policy acquisition costs	1,151	1,095	(546)
Adjustment to reserves	(15)	—	—
Adjustment to unearned policy and contract fees	359	(578)	93
Other comprehensive income (loss), before tax	6,262	(11,268)	3,202
Income tax benefit (expense) related to items of other comprehensive income (loss)	(2,192)	3,944	(1,121)
Other comprehensive income (loss), net of tax	4,070	(7,324)	2,081
Total comprehensive income (loss)	$12,207	$(4,192)	$10,752

See accompanying notes to financial statements.

4

SECURIAN LIFE INSURANCE COMPANY

Statements of Changes in Stockholder’s Equity

Years ended December 31, 2014, 2013 and 2012

(in thousands)

			Accumulated
		Additional	other		Total
	Common	paid in	comprehensive	Retained	stockholder’s
	stock	capital	income	earnings	equity

2012:
Balance, beginning of year	$2,500	$104,600	$8,541	$30,473	$146,114

Balboa Life Consolidated	—	46,872	71	1,094	48,037
Cherokee National Life Insurance Company	—	16,732	1,116	(205)	17,643
Restated Securian Life beginning balance	$2,500	$168,204	$9,728	$31,362	$211,794

Comprehensive income:
Net income	—	—	—	8,671	8,671
Other comprehensive income	—	—	2,081	—	2,081
Total comprehensive income					10,752

Other	—	(1,092)	—	—	(1,092)
Balance, end of year	$2,500	$167,112	$11,809	$40,033	$221,454

2013:
Balance, beginning of year	$2,500	$167,112	$11,809	$40,033	$221,454

Comprehensive loss:
Net income	—	—	—	3,132	3,132
Other comprehensive loss	—	—	(7,324)	—	(7,324)
Total comprehensive loss					(4,192)
Balance, end of year	$2,500	$167,112	$4,485	$43,165	$217,262

2014:
Balance, beginning of year	$2,500	$167,112	$4,485	$43,165	$217,262

Comprehensive income:
Net income	—	—	—	8,137	8,137
Other comprehensive income	—	—	4,070	—	4,070
Total comprehensive income					12,207
Balance, end of year	$2,500	$167,112	$8,555	$51,302	$229,469

See accompanying notes to financial statements.

5

SECURIAN LIFE INSURANCE COMPANY

Statements of Cash Flows

Years ended December 31, 2014, 2013 and 2012

(in thousands)

	2014	2013	2012
Cash Flows from Operating Activities

Net income	$8,137	$3,132	$8,671
Adjustments to reconcile net income to net cash provided by operating activities:
Interest credited to annuity and insurance contracts	325	350	268
Fees deducted from policy and contract balances	(9,026)	(7,795)	(6,468)
Change in future policy and contract benefits	3,551	24	(241)
Change in pending policy and contract claims	11,423	4,069	1,731
Change in other policyholder funds	(665)	444	605
Change in accrued commissions and expenses	1,420	244	(360)
Change in other liabilities	3,406	(287)	192
Amortization of deferred policy acquisition costs	2,709	2,679	3,394
Capitalization of policy acquisition costs	(3,655)	(3,344)	(5,135)
Change in premiums and fees receivable	(3,689)	(982)	(700)
Change in unearned premiums and fees	(10)	1,126	199
Change in reinsurance payables	5,035	882	504
Change in reinsurance recoverables	(10,063)	(3,052)	(592)
Deferred tax provision	(91)	2	2,183
Change in income tax liabilities - current	1,178	477	(2,190)
Net realized investment losses	195	473	61
Change in payable to third party administrator	1,310	788	1,221
Other, net	(279)	1,091	723
Net cash provided by operating activities	11,211	321	4,066

Cash Flows from Investing Activities

Proceeds from fixed maturity securities sold	30,137	19,769	2,177
Proceeds from fixed maturity securities matured or repaid	14,521	23,162	27,826
Cost of fixed maturity securities acquired	(58,934)	(50,894)	(55,441)
Cost of equity securities aquired	(1,521)	(3)	—
Other, net	(2,124)	(78)	(228)
Net cash used for investing activities	(17,921)	(8,044)	(25,666)

Cash Flows from Financing Activities

Deposits credited to annuity and insurance contracts	19,013	15,658	19,718
Withdrawals from annuity and insurance contracts	(338)	(425)	(303)
Change in amounts drawn in excess of cash balances	—	(377)	(177)
Net cash provided by financing activities	18,675	14,856	19,238

Net increase (decrease) in cash and cash equivalents	11,965	7,133	(2,362)

Cash and cash equivalents, beginning of year	31,119	23,986	26,348

Cash and cash equivalents, end of year	$43,084	$31,119	$23,986

See accompanying notes to financial statements.

6

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(in thousands)

(1)   Nature of Operations

Organization and Description of Business

Securian Life Insurance Company (the Company) is a wholly-owned subsidiary of Minnesota Life Insurance Company (Minnesota Life) and is organized under the laws of the State of Minnesota as a stock life company and is licensed as a life and health insurer.

Effective December 31, 2014, the affiliated entities Balboa Life Insurance Company and its wholly owned subsidiary, Balboa Life Insurance Company of New York (Balboa Life Consolidated) and Cherokee National Life Insurance Company merged into the Company, with the Company as the surviving entity. The merger was accounted for as a transfer of net assets between entities under common control. Transfers of net assets or exchanges of equity between entities under common control are accounted for at historical value, and as if the transfer occurred when common control was established. In order to reflect the merger, the 2013 and 2012 balances and results of operations have been combined and restated, eliminating any additional inter-company transactions.

The following tables presents the details of the impact of the merger on the financial statements:

	December 31, 2013
	As previously reported	As currently reported

Total assets	$229,777	$319,360
Total liabilities	81,823	102,098
Total stockholder’s equity	147,954	217,262

	December 31, 2013		December 31, 2012
	As previously reported	As currently reported	As previously reported	As currently reported

Total revenues	$82,299	$97,919	$65,019	$86,402
Net income (loss)	(84)	3,132	5,745	8,671
Total comprehensive income (loss)	(5,433)	(4,192)	7,273	10,752

The Company offers traditional products including group life, group dental, accident and health, mortgage life and disability, and credit life. The Company also offers nontraditional products, including individual adjustable life and universal life, group universal and variable universal life insurance, and deferred annuities in states where the Company is authorized to conduct business.

The Company, which operates in the United States, has divided its businesses into five strategic business units, which focus on various markets: Group Life Insurance, Group Dental Insurance, Financial Institution Group, Individual Financial Security, and Retirement. Group Life Insurance markets group life products while Financial Institution Group primarily markets mortgage life and disability and credit life products. Individual Financial Security markets traditional and nontraditional life insurance products in New York as well as services a closed block of individual life products.  Retirement markets a fixed individual annuity product in New York as well as services a closed block of individual annuities and supplemental contracts.

Revenues, including net realized investment gains (losses), for these strategic business units and corporate product line for the years ended December 31 were as follows:

	2014	2013	2012
Group Life Insurance	$59,697	$42,963	$21,880
Group Dental Insurance	24,614	27,050	30,305
Financial Institution Group	17,731	19,790	25,500
Individual Financial Security	4,028	3,295	3,005
Retirement	2,850	44	101
Total strategic business units	108,920	93,142	80,791
Corporate product line	4,038	4,777	5,611
Total	$112,958	$97,919	$86,402

(Continued)

7

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(2)   Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP).

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements, and such changes in estimates are generally recorded on the statements of operations and comprehensive income (loss) in the period in which they are made.

The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, and income taxes. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Insurance Revenues and Expenses

Premiums on traditional life insurance products, which include individual whole life and term insurance, are recognized as revenue when due. For group dental, accident and health, and group term life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

Nontraditional life insurance products include individual adjustable life and universal life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

Any premiums on both traditional and nontraditional products due as of the date of the financial statements that have not yet been received and posted are included in premiums and fees receivable on the balance sheets.

Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the statements of operations and comprehensive income (loss).

Administrative and Sponsorship Fees

The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

(Continued)

8

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(2)   Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income

Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company’s beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

Marketable equity securities are generally classified as available-for-sale and are carried at fair value.

Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, unearned policy and contract fees, and deferred income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity.

For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

Policy loans are carried at the unpaid principal balance.

Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

Derivative Financial Instruments

Certain life insurance products in the Company’s liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of equity linked interest credits on fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the balance sheets at estimated fair value and are included within policy and contract account balances. Changes in estimated fair value are reported in policyholder benefits on the statements of operations and comprehensive income (loss).

Realized and Unrealized Gains and Losses

Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company’s intent to hold or sell the security, and current economic conditions.

(Continued)

9

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(2)   Summary of Significant Accounting Policies (Continued)

Realized and Unrealized Gains and Losses (Continued)

An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security’s amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income and not in earnings.

For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security’s cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee’s current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company’s intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company’s liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2014 or 2013.

Separate Accounts

Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s variable group life insurance policyholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders. The activity of the separate accounts is not reflected on the statements of operations and comprehensive income (loss) except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

The Company periodically invests money in its separate accounts. The fair value of these investments included within equity securities on the balance sheets was $57 and $33 at December 31, 2014 and 2013, respectively.

(Continued)

10

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(2)   Summary of Significant Accounting Policies (Continued)

Deferred Policy Acquisition Costs

The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company’s best estimate of future experience.

Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management’s new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the statements of operations and comprehensive income (loss).

DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the statements of operations and comprehensive income (loss).

The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

Software

Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the balance sheets. The Company had unamortized software costs of $64 and $78 as of December 31, 2014 and 2013, respectively, and amortized software expense of $45, $40, and $39 for the years ended December 31, 2014, 2013 and 2012, respectively.

Property and Equipment

Property and equipment are carried at cost, net of accumulated depreciation of $2,499 and $1,513 at December 31, 2014 and 2013, respectively. Buildings are depreciated over 40 years and equipment is depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2014, 2013 and 2012, was $345, $139 and $147, respectively.  The Company has lease agreements with unaffiliated companies. Income from the building leases was $149, $149 and $169 for the years ended December 31, 2014, 2013 and 2012, respectively and is reported in net investment income on the statements of operations and comprehensive income (loss). Commitments to the Company from these agreements are as follows:  2015, $121; 2016, $118; 2017, $98. There are no commitments for 2018 and 2019.

(Continued)

11

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(2)   Summary of Significant Accounting Policies (Continued)

Reinsurance

Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

Policyholder Liabilities

Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

Future policy and contract benefits are comprised of reserves for traditional life insurance, group dental, group life insurance, and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company’s experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2014, the Company has assumed an average rate of investment yields ranging from 3.26% to 5.75%.

Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company’s historical experience and other actuarial assumptions that consider current developments and anticipated trends.

Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Participating Business

Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2014 and 2013, the total participating business in force was $8,354 and $9,011, respectively. As a percentage of total life insurance in force, participating business in force represents less than 1% at both December 31, 2014 and 2013.

(Continued)

12

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(2)   Summary of Significant Accounting Policies (Continued)

Income Taxes

The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company’s ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by MMC on a consolidated return, go to the benefit of the Company.  Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS). Prior to the effective date of the merger, Balboa Life Insurance Company and Balboa Life Insurance Company of New York filed separate federal income tax returns.

Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the financial statements. Any such change could significantly affect the amounts reported on the statements of operations and comprehensive income (loss). Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3)   Risks

The following is a description of certain significant risks facing the Company:

Credit and Cash Flow Assumption Risk:

Credit and cash flow assumption risk is the risk that issuers of investment securities, or other parties, including reinsurers, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired, and takes charges in the period such assessments are made.

Following below is discussion regarding particular asset class concentration of credit risk:

Concentration of Credit Risk:

Cash and Cash Equivalents:

Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

Financial Instruments:

Management attempts to limit the concentration of credit risk with respect to fixed maturity securities by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

(Continued)

13

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(3)   Risks (Continued)

Interest Rate Risk:

Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income and guaranteed crediting rates on certain products. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

Legal/Regulatory Risk:

Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company’s products, or additional unanticipated expenses in the pricing of a company’s products. Changes in tax, fiscal and other legislation may increase corporate taxes and impact the Company’s business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

Mortality Risk:

Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company’s main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

Ratings Risk:

Ratings risk is the risk that rating agencies change their outlook or rating of the Company, where such change or changes in the Company’s underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

Reinsurance Risk:

Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

Information Systems Risk:

Information systems risk includes the risk that the information systems of the Company or its service providers, including telecommunications and technological systems, fail to function properly, become disabled, or are breached as a result of events or circumstances wholly or partially beyond the Company’s control. The Company utilizes a variety of security measures and incident response procedures in its efforts to minimize the adverse impact of the risk.

(Continued)

14

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(4)   New Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued ASU 2104-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however it will not impact the accounting for insurance contracts or financial instruments.  The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to  in exchange for that good or service.  The guidance also requires additional disclosures.  The new guidance is effective January 1, 2017 and early adoption is not permitted.  An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.  The Company is currently evaluating the impact of this new guidance to its results of operations and financial position.

(5)   Fair Value of Financial Instruments

Financial Assets and Financial Liabilities Reported at Fair Value

The fair value of the Company’s financial assets and financial liabilities has been determined using available market information as of December 31, 2014 and 2013. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

The Company is required to categorize its financial assets and financial liabilities recorded on the balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 — Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, money-market funds, actively-traded U.S. equities and investments in mutual funds with quoted market prices.

Level 2 — Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, certain mortgage and asset-backed securities, certain equity securities not priced on an exchange, and separate account assets.

Level 3 — Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain privately placed corporate securities, asset-backed securities, and embedded derivatives associated with equity-indexed features on certain life contracts.

(Continued)

15

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(5)   Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

The following tables summarize the Company’s financial assets and financial liabilities measured at fair value on a recurring basis:

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Fixed maturity securities, available-for-sale:
U.S. government securities	$25,435	$—	$—	$25,435
Agencies not backed by the full faith and credit of the U.S. government	—	5,277	—	5,277
Foreign government securities	—	547	—	547
Corporate securities	—	213,518	531	214,049
Asset-backed securities	—	4,272		4,272
Commercial mortgage-backed securities (CMBS)	—	6,572	—	6,572
Residential mortgage-backed securities (RMBS)	—	10,173	—	10,173
Total fixed maturity securities, available-for-sale	25,435	240,359	531	266,325
Equity securities, available-for-sale	57	1,511	—	1,568
Total investments	25,492	241,870	531	267,893
Cash equivalents	23,456	—	—	23,456
Separate account assets	—	1,011	—	1,011
Total financial assets	$48,948	$242,881	$531	$292,360

Policy and contract account balances (1)	$—	$—	$1,709	$1,709
Total financial liabilities	$—	$—	$1,709	$1,709

(1)   Policy and contract account balances reported in this table relate to embedded derivatives associated with equity-indexed features on certain life insurance products.  The Company’s equity-indexed life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

(Continued)

16

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(5)   Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following tables summarize the Company’s financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Fixed maturity securities, available-for-sale:
U.S. government securities	$31,757	$—	$—	$31,757
Agencies not backed by the full faith and credit of the U.S. government	—	6,033	—	6,033
Foreign government securities	—	1,559	—	1,559
Corporate securities	—	183,720	1,534	185,254
Asset-backed securities	—	3,033	1,526	4,559
CMBS	—	9,911	—	9,911
RMBS	—	8,650	—	8,650
Total fixed maturity securities, available-for-sale	31,757	212,906	3,060	247,723
Equity securities, available-for-sale	33	—	—	33
Total investments	31,790	212,906	3,060	247,756
Cash equivalents	15,258	—	—	15,258
Separate account assets	—	842	—	842
Total financial assets	$47,048	$213,748	$3,060	$263,856

Policy and contract account balances (1)	$—	$—	$1,215	$1,215
Total financial liabilities	$—	$—	$1,215	$1,215

(1)   Policy and contract account balances reported in this table relate to embedded derivatives associated with equity-indexed features on certain life insurance products. The Company’s equity-indexed life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

Fixed maturity securities, available-for-sale

When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company’s primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security’s valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

(Continued)

17

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(5)   Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

Fixed maturity securities, available-for-sale (Continued)

For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally securities that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models or broker quotes are reflected in Level 3.

Equity securities, available-for-sale

The Company’s equity securities consist of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities, consisting primarily of preferred stocks, that are not priced on an exchange and are classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets.

Cash equivalents

Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1. The remaining instruments are typically not traded in active markets and their fair values are based on market observable inputs and, accordingly, have been classified as Level 2.

Separate account assets

Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

Policy and contract account balances

Policy and contract account balances include liabilities for equity-indexed features on certain life insurance policies accounted for as embedded derivatives.

The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company’s own credit risk and other non-capital market inputs. The Company’s own credit adjustment is determined taking into consideration publicly available information relating to peer companies’ debt ratings and the Company’s own claims paying ability.

These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

(Continued)

18

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(5)   Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

		Total realized and unrealized gains (losses) included in:
	Balance at beginning of year	Net income (1)	Other comprehensive income (loss)	Transfers in to Level 3	Transfers out of Level 3	Purchases, sales and settlements, net (2)	Balance at end of year
Fixed maturity securities, available-for sale:
Corporate securities	$1,534	$—	$31	$—	$1,534	$500	$531
Asset-backed securities	1,526	—	—	—	1,526	—	—
Total fixed maturity securities, available-for-sale	3,060	—	31	—	3,060	500	531
Total financial assets	$3,060	$—	$31	$—	$3,060	$500	$531

(1)         The amounts included in this column are reported in net realized investment gains (losses) on the statements of operations and comprehensive income (loss).

(2)   The following table provides the bifurcation of the net purchases, sales and settlements

The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2014:

	Purchases	Sales	Settlements	Purchases, sales and settlements, net
Fixed maturity securities, available-for-sale:
Corporate securities	$500	$—	$—	$500
Total fixed maturity securities, available-for-sale	500	—	—	500
Total financial assets	$500	$—	$—	$500

(Continued)

19

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(5)   Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2013:

		Total realized and unrealized gains (losses) included in:
	Balance at beginning of year	Net income	Other comprehensive income (loss)	Transfers in to Level 3	Transfers out of Level 3	Purchases, sales and settlements, net (1)	Balance at end of year
Fixed maturity securities, available-for sale:
Corporate securities	$—	$—	$32	$—	$—	$1,502	$1,534
Asset-backed securities	—	—	26	—	—	1,500	1,526
Total fixed maturity securities, available-for-sale	—	—	58	—	—	3,002	3,060
Total financial assets	$—	$—	$58	$—	$—	$3,002	$3,060

(1)   The following table provides the bifurcation of the net purchases, sales and settlements

The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2013:

	Purchases	Sales	Settlements	Purchases, sales and settlements, net
Fixed maturity securities, available-for-sale:
Corporate securities	$1,502	$—	$—	$1,502
Asset-backed securities	1,500	—	—	1,500
Total fixed maturity securities, available-for-sale	3,002	—	—	3,002
Total financial assets	$3,002	$—	$—	$3,002

Transfers of securities among the levels occur at the beginning of the reporting period.

There were no transfers between Level 1 and Level 2 for the years ended December 31, 2014 and 2013.

There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2014 and 2013.

(Continued)

20

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(5)   Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

		Total realized and unrealized (gains) losses included in:
	Balance at beginning of year	Net income (1)	Other comprehensive income (loss)	Transfers in to Level 3	Transfers out of Level 3	Settlements	Balance at end of year
Policy and contract account balances	$1,215	$494	$—	$—	$—	$—	$1,709

(1)         The amounts in this column related to the policy and contract account balances are reported as losses within policyholder benefits on the statements of operations and comprehensive income (loss).

The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

		Total realized and unrealized (gains) losses included in:
	Balance at beginning of year	Net income (1)	Other comprehensive income (loss)	Transfers in to Level 3	Transfers out of Level 3	Settlements	Balance at end of year
Policy and contract account balances	$443	$772	$—	$—	$—	$—	$1,215

(1)         The amounts in this column related to the policy and contract account balances are reported as losses within policyholder benefits on the statements of operations and comprehensive income (loss).

The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2014 was $(494), and was included in policyholder benefits on the statements of operations and comprehensive income (loss). The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2013 was $(772), and was included in policyholder benefits on the statements of operations and comprehensive income (loss).

Quantitative Information Regarding Level 3 Assets and Liabilities

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 liabilities at December 31, 2014:

Level 3 instrument	Fair value	Valuation technique	Unobservable input	Range (Weighted average)
Policy and contract account balances	$1,709	Discounted cash flow/ Option pricing techniques	Market volatility (1)	0% to 30%

(1)         The market volatility input represents overall volatilities assumed for underlying equity indexed funds, which include a mixture of equity and fixed income assets.

(Continued)

21

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(5)   Fair Value of Financial Instruments (Continued)

Quantitative Information Regarding Level 3 Assets and Liabilities (Continued)

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 liabilities at December 31, 2013:

Level 3 instrument	Fair value	Valuation technique	Unobservable input	Range (Weighted average)
Policy and contract account balances	$1,215	Discounted cash flow/ Option pricing techniques	Market volatility (1)	0% to 20%

(1)         The market volatility input represents overall volatilities assumed for underlying equity indexed funds, which include a mixture of equity and fixed income assets.

Level 3 measurements not included in the tables above are obtained from non-binding quotes where observable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the liabilities previously described.

Policy and contract account balances

For any increase (decrease) in the market volatility rates, the fair value of the liabilities will increase (decrease).

Financial Assets and Financial Liabilities Reported at Other Than Fair Value

The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the balance sheets.

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2014
	Carrying	Fair
	value	value
	Total	Level 1	Level 2	Level 3	Total

Assets:
Policy loans	$577	$—	$—	$683	$683

Liabilities:
Deferred annuities	$145	$—	$—	$156	$156
Annuity certain contracts	98	—	—	104	104
Supplementary contracts without life contingencies	362	—	—	362	362

(Continued)

22

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(5)   Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value (Continued)

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value (Continued).

	December 31, 2013
	Carrying	Fair
	value	value
	Total	Level 1	Level 2	Level 3	Total

Assets:
Policy loans	$301	$—	$—	$347	$347

Liabilities:
Deferred annuities	$41	$—	$—	$41	$41
Annuity certain contracts	105	—	—	111	111
Supplementary contracts without life contingencies	267	—	—	267	267

Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

The fair values of deferred annuities, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2014 and 2013 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

(6)   Investments

Fixed Maturity and Equity Securities

The Company’s fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government securities.

The carrying value of the Company’s fixed maturity portfolio totaled $266,325 and $247,723 at December 31, 2014 and 2013, respectively. Fixed maturity securities represent 98.6% and 99.8% of total invested assets at December 31, 2014 and 2013, respectively. At December 31, 2014 and 2013, publicly traded fixed maturity securities comprised 91.7% and 94.5%, respectively, of the total fixed maturity portfolio.

The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

(Continued)

23

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(6)   Investments (Continued)

Fixed Maturity and Equity Securities (Continued)

The Company’s RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or “private label” issuers. The Company’s portfolio consisted of $9,788 and $8,053 of agency-backed RMBS and $385 and $597 of non-agency backed RMBS as of December 31, 2014 and 2013, respectively. The Company’s RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company’s subprime securities as of December 31, 2014 was $385 with unrealized gains totaling $35. The fair value of the Company’s subprime securities as of December 31, 2013 was $597 with unrealized gains totaling $31.

The Company’s asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to airlines, and transportation equipment loans.

The amortized cost, gross unrealized gains and losses and fair value of fixed maturity and equity securities by type of investment were as follows:

December 31, 2014	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$24,786	$723	$74	$25,435
Agencies not backed by the full faith and credit of the U.S. government	5,161	117	1	5,277
Foreign government securities	500	47	—	547
Corporate securities	204,043	11,137	1,131	214,049
Asset-backed securities	4,111	161	—	4,272
CMBS	6,332	240	—	6,572
RMBS	9,766	419	12	10,173
Total fixed maturity securities, available-for-sale	254,699	12,844	1,218	266,325
Equity securities — unaffiliated	1,543	25	—	1,568
Total	$256,242	$12,869	$1,218	$267,893

December 31, 2013	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$31,648	$638	$529	$31,757
Agencies not backed by the full faith and credit of the U.S. government	6,008	67	42	6,033
Foreign government securities	1,499	60	—	1,559
Corporate securities	179,441	9,091	3,278	185,254
Asset-backed securities	4,421	138	—	4,559
CMBS	9,272	640	1	9,911
RMBS	8,560	309	219	8,650
Total fixed maturity securities, available-for-sale	240,849	10,943	4,069	247,723
Equity securities — unaffiliated	23	10	—	33
Total	$240,872	$10,953	$4,069	$247,756

The Company did not recognize any noncredit OTTI in accumulated other comprehensive income as of December 31, 2014 or 2013.

(Continued)

24

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(6)   Investments (Continued)

Fixed Maturity and Equity Securities (Continued)

The amortized cost and fair value of fixed maturity securities at December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale
	Amortized	Fair
	cost	value
Due in one year or less	$16,876	$17,074
Due after one year through five years	74,926	79,928
Due after five years through ten years	102,449	106,031
Due after ten years	40,239	42,275
	234,490	245,308
Asset-backed and mortgage-backed securities	20,209	21,017
Total	$254,699	$266,325

The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

	December 31, 2014
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$5,209	$5,227	$18	3
Corporate securities	14,614	15,245	631	19

	December 31, 2014
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$2,425	$2,481	$56	2
Agencies not backed by the full faith and credit of the U.S. government	499	500	1	1
Corporate securities	15,616	16,116	500	37
RMBS	2,450	2,462	12	2

(Continued)

25

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(6)   Investments (Continued)

Fixed Maturity and Equity Securities (Continued)

The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):

	December 31, 2013
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$21,955	$22,484	$529	10
Agencies not backed by the full faith and credit of the U.S. government	733	775	42	2
Corporate securities	43,385	46,060	2,675	99
CMBS	513	514	1	1
RMBS	3,895	4,094	199	17

	December 31, 2013
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
Corporate securities	$5,517	$6,120	$603	$10
RMBS	706	726	20	1

For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2014, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

The following paragraphs summarize the Company’s evaluation of investment categories with unrealized losses as of December 31, 2014.

U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not back by the full faith and credit of the U.S. government, these securities generally trade as if they are.

Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

(Continued)

26

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(6)   Investments (Continued)

Fixed Maturity and Equity Securities (Continued)

The Company’s RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2014, 96.2% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2014, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade (BBB or better).

At December 31, 2014 and 2013, fixed maturity securities with a carrying value of $12,457 and $12,648, respectively, were on deposit with various regulatory authorities as required by law.

Net Investment Income

Net investment income for the years ended December 31 was as follows:

	2014	2013	2012
Fixed maturity securities	$10,154	$9,618	$9,329
Equity securities	61	—	—
Policy loans	25	13	9
Other assets	328	350	356
Gross investment income	10,568	9,981	9,694
Investment expenses	(1,057)	(938)	(849)
Total	$9,511	$9,043	$8,845

Net realized investment gains (losses) for the years ended December 31 were as follows:

	2014	2013	2012
Fixed maturity securities	$(195)	$(473)	$(61)

Gross realized gains (losses) on sales of fixed maturity securities for the years ended December 31 were as follows:

	2014	2013	2012
Fixed maturity securities, available for sale:
Gross realized gains	$378	$304	$4
Gross realized losses	(573)	(530)	(65)

Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

	2014	2013	2012
Fixed maturity securities, available for sale:
Corporate securities	$—	$(247)	$—
Total other-than-temporary impairments	$—	$(247)	$—

(Continued)

27

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(7)   Derivative Instruments

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of equity linked interest credits on fixed universal life products.

The following table presents the fair value of the Company’s embedded derivatives at December 31:

	2014	2013
Embedded derivatives within life insurance products:
Equity-linked index credits	$(1,709)	$(1,215)

The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

	2014	2013	2012
Embedded derivatives within life insurance products:
Policyholder benefits	$(494)	$(772)	$(340)

(8)   Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

	2014	2013	2012
Computed income tax expense	$4,331	$1,634	$4,677
Difference between computed and actual tax expense:
Expense adjustments and other	(94)	(98)	14
Total income tax expense	$4,237	$1,536	$4,691

The tax effects of temporary differences that give rise to the Company’s net deferred tax liability at December 31 were as follows:

	2014	2013
Deferred tax assets:
Policyholder dividends	$93	$24
Tax deferred policy acquisition costs	2,290	1,787
Ceding commissions	501	559
Administrative fees	176	147
Net realized capital losses	202	300
Other	180	179
Gross deferred tax assets	3,442	2,996

Deferred tax liabilities:
Policyholder liabilities	1,831	1,490
Deferred policy acquisition costs	3,598	3,219
Premiums	626	410
Basis difference on investments	274	283
Net unrealized capital gains	4,078	2,410
Other	276	324
Gross deferred tax liabilities	10,683	8,136
Net deferred tax liability	$7,241	$5,140

(Continued)

28

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(8)   Income Taxes (Continued)

As of December 31, 2014 and 2013, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management’s assessment that it is more likely than not that these deferred tax assets will be realized.

At December 31, 2014, net operating loss carryforwards were $56 with the majority expiring beginning in 2028. The capital loss carryforward at December 31, 2014 was $473 which expires beginning in 2017.  At December 31, 2014, alternative minimum tax credit carryforwards were $6 which do not expire.

Income taxes paid for the years ended December 31, 2014, 2013, and 2012, were $3,179, $2,845 and $2,930, respectively.

There were no accrued interest or penalties recorded as of December 31, 2014.

There were no unrecognized tax benefits for the years ending December 31, 2014 and 2013.

At December 31, 2014, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

The consolidated federal income tax return for MMC and subsidiaries for 2012 is currently under examination by the IRS and the IRS has informed MMC that it does not intend to audit its consolidated tax return for the year 2013. The Company believes that any additional taxes assessed or refunded as a result of these examinations will not have a material impact to its financial position.

(9)   Liability for Unpaid Accident and Health Claims, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses which primarily represents estimated claims incurred but not reported on group dental business is summarized as follows:

	2014	2013	2012
Balance at January 1	$6,175	$6,505	$6,034
Less: reinsurance recoverable	506	391	319
Net balance at January 1	5,669	6,114	5,715
Incurred related to:
Current year	20,490	22,729	27,060
Prior years	(544)	618	380
Total incurred	19,946	23,347	27,440
Paid related to:
Current year	16,751	19,083	23,417
Prior years	3,568	4,709	3,624
Total paid	20,319	23,792	27,041
Net balance at December 31	5,296	5,669	6,114
Plus: reinsurance recoverable	4,145	506	391
Balance at December 31	$9,441	$6,175	$6,505

In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the balance sheets.

As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $(544), $618, and $380 in 2014, 2013 and 2012, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(Continued)

29

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(10)   Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The effect of reinsurance on premiums for the years ended December 31 was as follows:

	2014	2013	2012
Direct premiums	$100,270	$78,565	$71,996
Reinsurance assumed	13,213	11,554	9,677
Reinsurance ceded	(17,239)	(7,783)	(8,783)
Net premiums	$96,244	$82,336	$72,890

Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the statements of operations and comprehensive income (loss) was $6,496, $7,983, and $5,537, for 2014, 2013, and 2012, respectively.

(11)        Certain Nontraditional Long-Duration Contracts

The Company issues universal life contracts where the Company provides to the contract holder a no-lapse guarantee.

Amounts assessed against the contact holders for mortality, administrative, and other services are included in universal life policy fees and changes in liabilities for guaranteed benefits are included in policyholder benefits in the statements of operations and comprehensive income (loss).

At December 31, the Company had the following universal life general account guarantees:

	2014	2013

Account value	$34,624	$24,873
Net amount at risk	$468,302	$358,412
Average attained age of policyholders	50	50

At December 31, the Company had the following liabilities for guarantees on universal life reflected in the general account:

	2014	2013

Balance at beginning of year	$700	$683
Incurred guarantee benefits	576	17
Paid guaranteed benefits	—	—
Balance at end of year	$1,276	$700

The universal life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

(Continued)

30

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(11)        Certain Nontraditional Long-Duration Contracts (Continued)

The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life liability at December 31, 2014 and 2013 (except where noted otherwise):

•                  Mortality was assumed to be 100% of pricing levels.

•                  Lapse rates varied by policy duration, ranging from 2% to 9%.

•                  Long-term general account discount rate grades up to 7% over five years for 2014 and 2013.

(12)        Related Party Transactions

The Company has an agreement with Minnesota Life, where Minnesota Life processes premiums and claims on behalf of the Company. These amounts are settled quarterly on a net basis. The Company also has agreements with Minnesota Life and other affiliates for expenses including charges for occupancy costs, data processing, compensation and benefits, advertising and promotion, and other administrative expenses, which they incur on behalf of the Company. At December 31, 2014 and 2013, the Company reported $1,727 and $2,085, respectively, as net amounts due to Minnesota Life and $16 and $48, respectively as amounts due from other affiliates. These amounts were subsequently settled. The amount of expenses incurred by the Company related to these agreements for the years ended December 31, 2014, 2013 and 2012 were $7,684, $5,636, and $5,391, respectively.

The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus).  Under these agreements, the Company incurs quarterly investment management fees based on total assets managed.  Investment management fees incurred by the Company were $675, $645, and $606, for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company also has agreements with an affiliate, Securian Financial Services, Inc. to distribute certain of the Company’s individual life and annuity products.  Commissions and fees incurred under these agreements totaled $266, $300, and $301 for the years ended December 31, 2014, 2013, and 2012, respectively.

The Company also has an agreement with an affiliate, Allied Solutions, LLC (Allied) to provide Allied customers with certain insurance coverage that is underwritten by the Company. The Company incurred commissions related to these policies in the amount of $338, $437 and $457 in 2014, 2013 and 2012, respectively.

(13)        Other Comprehensive Income (Loss)

Comprehensive income (loss) is defined as any change in stockholder’s equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income and unrealized gains (losses) on securities and related adjustments.

The components of other comprehensive income (loss) and related tax effects, other than net income, are illustrated below:

	December 31, 2014
	Before	Tax benefit	Net of
	tax	(expense)	tax
Other comprehensive income (loss):
Unrealized holding gains (losses) on securities arising during the period	$4,572	$(1,600)	$2,972
Less: Reclassification adjustment for gains (losses) included in net income	195	(68)	127
Adjustment to deferred policy acquisition costs	1,151	(403)	748
Adjustment to reserves	(15)	5	(10)
Adjustment to unearned policy and contract fees	359	(126)	233
Other comprehensive income (loss)	$6,262	$(2,192)	$4,070

(Continued)

31

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(13)        Other Comprehensive Income (Loss) (Continued)

The components of other comprehensive income (loss) and related tax effects, other than net income, are illustrated below (Continued):

	December 31, 2013
	Before	Tax benefit	Net of
	tax	(expense)	tax
Other comprehensive income (loss):
Unrealized holding gains (losses) on securities arising during the period	$(12,258)	$4,291	$(7,967)
Less: Reclassification adjustment for gains (losses) included in net income	473	(166)	307
Adjustment to deferred policy acquisition costs	1,095	(383)	712
Adjustment to unearned policy and contract fees	(578)	202	(376)
Other comprehensive income (loss)	$(11,268)	$3,944	$(7,324)

	December 31, 2012
	Before	Tax benefit	Net of
	tax	(expense)	tax
Other comprehensive income (loss):
Unrealized holding gains (losses) on securities arising during the period	$3,595	$(1,258)	$2,337
Less: Reclassification adjustment for gains (losses) included in net income	60	(21)	39
Adjustment to deferred policy acquisition costs	(546)	191	(355)
Adjustment to unearned policy and contract fees	93	(33)	60
Other comprehensive income (loss)	$3,202	$(1,121)	$2,081

Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2014 were as follows:

	Amount reclassified from accumulated other comprehensive income	Statement of operations and comprehensive income (losses) location
Net unrealized investment gains (losses):
Unrealized gains (losses)	$(195)	Other net realized investment gains (losses)
Unrealized investment gains (losses), before income tax	(195)
Deferred income tax benefit (expense)	68
Unrealized investment gains (losses), net of income tax	$(127)

(Continued)

32

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(13)        Other Comprehensive Income (Loss) (Continued)

Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2013 were as follows:

	Amount reclassified from accumulated other comprehensive income	Statement of operations and comprehensive income (losses) location
Net unrealized investment gains (losses):
Unrealized gains (losses)	$(226)	Other net realized investment gains (losses)
Unrealized OTTI losses — OTTI on fixed maturity securities	(247)	OTTI on fixed maturity securities
Unrealized investment gains (losses), before income tax	(473)
Deferred income tax benefit (expense)	166
Unrealized investment gains (losses), net of income tax	$(307)

The components of accumulated other comprehensive income and related tax effects at December 31 were as follows:

	2014	2013
Gross unrealized gains	$12,869	$10,953
Gross unrealized losses	(1,218)	(4,069)
Adjustment to deferred policy acquisition costs	1,605	454
Adjustment to reserves	(15)	—
Adjustment to unearned policy and contract fees	(79)	(438)
	13,162	6,900
Deferred federal income tax expenses	(4,607)	(2,415)
Net accumulated other comprehensive income	$8,555	$4,485

(14)        Stock Dividends and Capital Contributions

Dividend payments by the Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2014 statutory results, the maximum amount available for the payment of dividends during 2015 by the Company without prior regulatory approval is $20,206.

(Continued)

33

SECURIAN LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

(in thousands)

(15)        Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received each December from the National Organization of Life and Health Insurance Guaranty Associations. At December 31, 2014 and 2013, the amount was $0 and $35, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. At December 31, 2014 and 2013, this asset was $417 and $403, respectively. These assets are being amortized over a five-year period.

(16)        Statutory Accounting Practices

The Company’s insurance operations, domiciled in Minnesota, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company’s insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 14 for discussion of statutory dividend limitations.

The Company is required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2014, 2013 and 2012.

The Company’s insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company reported net income of $6,542, $1,395, and $4,845, in 2014, 2013 and 2012, respectively. Statutory surplus of these operations was $202,059 and $195,707 as of December 31, 2014 and 2013, respectively.

(17)        Subsequent Events

The Company evaluated subsequent events through March 17, 2015, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company’s financial statements.

34

SECURIAN LIFE INSURANCE COMPANY

Schedule I - Summary of Investments - Other than Investments in Related Parties

December 31, 2014

(in thousands)

			As shown
			on the
Type of investment	Cost (2)	Value	balance sheet (1)

Fixed maturity securities:
U.S. government	$24,786	$25,435	$25,435
Agencies not backed by the full faith and credit of the U.S. government	5,161	5,277	5,277
Foreign governments	500	547	547
Public utilities	27,489	29,503	29,503
Asset-backed securities	4,111	4,272	4,272
Mortgage-backed securities	16,098	16,745	16,745
All other corporate fixed maturity securities	176,554	184,546	184,546
Total fixed maturity securities	254,699	266,325	266,325

Equity securities:
Industrial, miscellaneous and all other	43	57	57
Nonredeemable preferred stock	1,500	1,511	1,511
Total equity securities	1,543	1,568	1,568

Policy loans	577	xxxxxx	577
Other investments	1,717	xxxxxx	1,717
Total	2,294	xxxxxx	2,294

Total investments	$258,536	xxxxxx	$270,187

(1)	Fair value for fixed maturity securities classified as available-for-sale.
(2)	Original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities.

See accompanying independent auditors’ report.

35

SECURIAN LIFE INSURANCE COMPANY

Schedule III - Supplementary Insurance Information

(in thousands)

	As of December 31,				For the years ended December 31,
		Future policy					Benefits,	Amortization
	Deferred	benefits		Other policy			claims, losses	of deferred
	policy	losses, claims		claims and		Net	and settlement	policy	Other
	acquisition	and settlement	Unearned	benefits	Premium	investment	expenses	acquisition	operating	Premiums
Segment	costs	expenses (1)	premiums (2)	payable	revenue (3)	income	(5)	costs	expenses	written (4)
2014:
Life insurance	$11,756	$55,505	$7,237	$22,638	$64,003	$8,729	$55,002	$2,076	$11,700	$—
Accident and health insurance	1,022	6,755	4,520	6,906	36,719	687	19,910	633	11,921	—
Annuity	—	5,315	—	40	2,799	95	2,888	—	109	—
	$12,778	$67,575	$11,757	$29,584	$103,521	$9,511	$77,800	$2,709	$23,730	$—

2013:
Life insurance	$9,154	$43,415	$7,641	$14,475	$49,106	$8,316	$48,726	$1,808	$9,366	$—
Accident and health insurance	1,527	7,120	4,485	3,635	39,800	649	23,355	871	12,276	—
Annuity	—	2,556	—	51	—	78	168	—	25	—
	$10,681	$53,091	$12,126	$18,161	$88,906	$9,043	$72,249	$2,679	$21,667	$—

2012:
Life insurance	$6,889	$33,799	$7,700	$10,374	$31,100	$8,019	$25,825	$2,482	$7,899	$—
Accident and health insurance	2,032	7,829	2,926	3,664	46,135	745	27,493	912	13,167	—
Annuity	—	2,671	—	54	53	81	262	—	135	—
	$8,921	$44,299	$10,626	$14,092	$77,288	$8,845	$53,580	$3,394	$21,201	$—

(1)  Includes policy and contract account balances

(2)  Includes unearned policy and contract fees

(3)  Includes policy and contract fees

(4)  Applies only to property and liability insurance

(5)  Includes interest credited to policies and contracts

See accompanying independent auditors’ report.

36

SECURIAN LIFE INSURANCE COMPANY

Schedule IV - Reinsurance

Years ended December 31, 2014, 2013 and 2012

(in thousands)

					Percentage
		Ceded to	Assumed from		of amount
	Gross	other	other	Net	assumed
	amount	companies	companies	amount	to net

2014: Life insurance in force	$49,269,537	$15,646,687	$5,497,831	$39,120,681	14.1%
Premiums:
Life insurance	$58,308	$14,739	$13,157	$56,726	23.2%
Accident and health insurance	39,163	2,500	56	36,719	0.2%
Annuity	2,799	—	—	2,799	0.0%
Total premiums	$100,270	$17,239	$13,213	$96,244	13.7%

2013: Life insurance in force	$18,065,745	$3,940,024	$6,080,638	$20,206,359	30.1%
Premiums:
Life insurance	$37,987	$6,945	$11,494	$42,536	27.0%
Accident and health insurance	40,578	838	60	39,800	0.2%
Annuity	—	—	—	—	0.0%
Total premiums	$78,565	$7,783	$11,554	$82,336	14.0%

2012: Life insurance in force	$14,177,982	$5,025,433	$5,440,780	$14,593,329	37.3%
Premiums:
Life insurance	$24,832	$7,743	$9,613	$26,702	36.0%
Accident and health insurance	47,111	1,040	64	46,135	0.1%
Annuity	53	—	—	53	0.0%
Total premiums	$71,996	$8,783	$9,677	$72,890	13.3%

See accompanying independent auditors’ report.

37

PART C: OTHER INFORMATION

Item Number	Caption in Other Information

26.	Exhibits

27.	Directors and Officers of the Depositor

28.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

29.	Indemnification

30.	Principal Underwriters

31.	Location of Accounts and Records

32.	Management Services

33.	Fee Representation

PART C: OTHER INFORMATION

ITEM 26.                   EXHIBITS

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

ITEM 27.                   DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL	POSITION AND OFFICES
BUSINESS ADDRESS	WITH SECURIAN LIFE
Brian C. Anderson	Second Vice President
Securian Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Eric J. Bentley	Second Vice President — Law
Securian Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Michael P. Boyle	Second Vice President
Securian Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Leslie J. Chapman	Director, Senior Vice President,
Securian Life Insurance Company	Chief Actuary and Chief Risk Officer
400 Robert Street North
St. Paul, MN 55101

Gary R. Christensen	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary
Securian Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Susan L. Ebertz	Vice President — Group Insurance
Securian Life Insurance Company	Services
400 Robert Street North
St. Paul, MN 55101

Robert J. Ehren	Senior Vice President
Securian Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Julio A. Fesser	Second Vice President
Securian Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Craig J. Frisvold	Vice President
Securian Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Christopher M. Hilger	President, CEO and Chairman
Securian Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Daniel H. Kruse	Second Vice President
Securian Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

David J. LePlavy	Senior Vice President, Treasurer and
Securian Life Insurance Company	Controller
400 Robert Street North
St. Paul, MN 55101

Jean Delaney Nelson	Senior Vice President
Securian Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Maria H. O’Phelan	Second Vice President
Securian Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Kathleen L. Pinkett	Senior Vice President
Securian Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Bruce P. Shay	Director and Executive Vice President
Securian Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Nancy R. Swanson	Vice President
Securian Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson	Second Vice President
Securian Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro	Director, Executive Vice President
Securian Life Insurance Company	and Chief Financial Officer
400 Robert Street North
St. Paul, MN 55101

ITEM 28.                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH SECURIAN LIFE INSURANCE COMPANY OR SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

Securian Financial Group, Inc. (Delaware)

Capitol City Property Management, Inc.

Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

Minnesota Life Insurance Company

Securian Financial Network, Inc.

Securian Ventures, Inc.

Advantus Capital Management, Inc.

Securian Financial Services, Inc.

Securian Casualty Company

Capital Financial Group, Inc. (Maryland)

H. Beck, Inc. (Maryland)

Ochs, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

Personal Finance Company LLC (Delaware)

Allied Solutions, LLC (Indiana)

Enterprise Holding Corporation

Securian Life Insurance Company

American Modern Life Insurance Company

Marketview Properties, LLC

Marketview Properties II, LLC

Marketview Properties III, LLC

Marketview Properties IV, LLC

Securian AAM Holdings, LLC

Majority-owned subsidiary of Securian AAM Holdings, LLC:

Asset Allocation & Management Company, L.L.C.

Wholly-owned subsidiaries of Enterprise Holding Corporation:

Oakleaf Service Corporation

Vivid Print Solutions, Inc.

MIMLIC Funding, Inc.

MCM Funding 1997-1, Inc.

MCM Funding 1998-1, Inc.

Wholly-owned subsidiary of American Modern Life Insurance Company:

Southern Pioneer Life Insurance Company

Majority-owned subsidiary of Securian Financial Group, Inc.:

Securian Trust Company, N.A.

Open-end registered investment company offering shares to separate accounts of Securian Life Insurance Company and Minnesota Life Insurance Company:

Securian Funds Trust

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 29.                   INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys’ fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Securian Life Insurance Company and Securian Life Variable Universal Life Account pursuant to the foregoing provisions, or otherwise, Securian Life Insurance Company and Securian Life Variable Universal Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Securian Life Insurance Company and Securian Life Variable Universal Life Account of expenses incurred or paid by a director, officer or controlling person of Securian

Life Insurance Company and Securian Life Variable Universal Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Securian Life Insurance Company and Securian Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.                 PRINCIPAL UNDERWRITERS

(a)                                 Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

Variable Fund D

Variable Annuity Account

Minnesota Life Variable Life Account

Minnesota Life Variable Universal Life Account

Securian Life Variable Universal Life Account

Minnesota Life Individual Variable Universal Life Account

(b)                                 Directors and officers of Securian Financial Services, Inc.:

POSITIONS AND
NAME AND PRINCIPAL	OFFICES
BUSINESS ADDRESS	WITH UNDERWRITER
George I. Connolly	President, Chief Executive Officer and Director
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Gary R. Christensen	Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Loyall E. Wilson	Vice President, Chief Compliance Officer and Secretary
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Peter G. Berlute	Vice President - Business Operations and Treasurer
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Warren J. Zaccaro	Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Suzanne M. Chochrek	Vice President - Business and Market Development
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

(c)                                  All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

NAME OF	NET UNDERWRITING	COMPENSATION ON
PRINCIPAL	DISCOUNTS AND	REDEMPTION OR	BROKERAGE	OTHER
UNDERWRITER	COMMISSIONS	ANNUITIZATION	COMMISSIONS	COMPENSATION
Securian Financial, Services Inc.	$47,919	—	—	—

ITEM 31.                   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Securian Life Insurance Company, St. Paul, Minnesota 55101.

ITEM 32.                   MANAGEMENT SERVICES

None.

ITEM 33.                   FEE REPRESENTATION

Securian Life Insurance Company hereby represents that, as to the variable life insurance group contracts and certificates which are the subject of this Registration Statement, File No. 333-132009, the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Securian Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Securian Life Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 27th day of April, 2015.

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
(Registrant)

By:	SECURIAN LIFE INSURANCE COMPANY
(Depositor)

By	/s/ Christopher M. Hilger
Christopher M. Hilger
Chairman of the Board,
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Christopher M. Hilger	President, Chairman and	April 27, 2015
Christopher M. Hilger	Chief Executive Officer

*	Director
Leslie J. Chapman

*	Director
Gary R. Christensen

*	Director
Bruce P. Shay

SIGNATURE	TITLE	DATE

*	Director
Warren J. Zaccaro

/s/ Warren J. Zaccaro	Executive Vice President	April 27, 2015
Warren J. Zaccaro	and Chief Financial Officer
(chief financial officer)

/s/ Warren J. Zaccaro	Executive Vice President	April 27, 2015
Warren J. Zaccaro	and Chief Financial Officer
(chief accounting officer)

/s/ David J. LePlavy	Senior Vice President,	April 27, 2015
David J. LePlavy	Treasurer and Controller
(treasurer)

/s/ Gary R. Christensen	Director, Attorney-in-Fact,	April 27, 2015
Gary R. Christensen	Senior Vice President,
General Counsel and Secretary

* Pursuant to power of attorney dated March 2, 2015, filed as Exhibit 26(r) to this Registration Statement.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF EXHIBIT
26(a)

Resolution of the Board of Directors of the Securian Life Insurance Company dated December 1, 2004, previously filed on February 23, 2006 as Exhibit 26(a) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(b)	Not Applicable.

26(c)(1)

Amended and Restated Distribution Agreement between Securian Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009 as Exhibit 26(c)(1) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(c)(2)

Agent Sales Agreement, previously filed on August 15, 2006 as Exhibit 26(c)(2) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(c)(3)

Sales Commission Schedule, previously filed on August 15, 2006 as Exhibit 26(c)(3) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(d)(1)

Group Variable Universal Life Policy, form 04-30704, previously filed on February 23, 2006 as Exhibit 26(d)(1) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(2)

Group Variable Universal Life Employee Certificate Of Insurance, form 04-30705, previously filed on February 23, 2006 as Exhibit 26(d)(2) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(3)

Group Variable Universal Life Spouse Certificate Of Insurance, form 04-30706, previously filed on February 23, 2006 as Exhibit 26(d)(3) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(4)

Policy Rider - Spouse Coverage, form 04-30707, previously filed on February 23, 2006 as Exhibit 26(d)(4) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(5)

Policy Rider - Accelerated Benefits, form 04-30708, previously filed on February 23, 2006 as Exhibit 26(d)(5) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(6)	Accelerated Benefits, Certificate Supplement, form 04-30709, previously filed on February 23, 2006 as Exhibit 26(d)(6) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(7)

Policy Rider - Children’s Term Life Benefit, form 04-30710, previously filed on February 23, 2006 as Exhibit 26(d)(7) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(8)

Children’s Term Life Benefit, Certificate Supplement, form 04-30711, previously filed on February 23, 2006 as Exhibit 26(d)(8) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(9)

Waiver of Premium Policy Rider, form 04-30714, previously filed on February 23, 2006 as Exhibit 26(d)(9) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(10)

Waiver of Premium Certificate Supplement, form 04-30715, previously filed on February 23, 2006 as Exhibit 26(d)(10) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(11)

Policyholder Contribution Rider, form 04-30716, previously filed on February 23, 2006 as Exhibit 26(d)(11) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(12)

Policyholder Contribution Certificate Supplement, form 04-30717, previously filed on February 23, 2006 as Exhibit 26(d)(12) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(13)

Spouse and Child Term Life Insurance Policy Rider, form 04-30718, previously filed on February 23, 2006 as Exhibit 26(d)(13) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(14)

Spouse and Child Term Life Insurance Certificate Supplement, form 04-30719, previously filed on February 23, 2006 as Exhibit 26(d)(14) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(15)

Group Policy Amendment, form 08-31045, previously filed on April 27, 2009 as Exhibit 26(d)(15) to the Registrant's Form N-6, File Number 333-132009, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(16)

Certificate Endorsement, form 08-31046, previously filed on April 27, 2009 as Exhibit 26(d)(16) to the Registrant's Form N-6, File Number 333-132009, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(17)

2001 CSO Tables, form 08-31051 Rev 8-2009, previously filed on April 28, 2010 as Exhibit 26(d)(17) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 5, is hereby incorporated by reference.

26(d)(18)

Evidence of Insurability, form 06-30940, previously filed on April 25, 2011 as Exhibit 26(d)18 to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(19)

Group Life Insurance Evidence of Insurability, form 10-31140, previously filed on April 25, 2011 as Exhibit 26(d)19 to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(20)

Spouse/Domestic Partner and Child Term Life Insurance Policy Rider, form 10-31146, previously filed on April 25, 2011 as Exhibit 26(d)20 to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(21)

Spouse/Domestic Partner and Child Term Life Insurance Certificate Supplement, form 10-31147, previously filed on April 25, 2011 as Exhibit 26(d)21 to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(e)(1)

Group Variable Universal Life Policy Application, form 04-30720, previously filed on February 23, 2006 as Exhibit 26(e)(1) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(e)(2)

Group Variable Universal Life Policy, Employee Enrollment, form 04-30722, previously filed on February 23, 2006 as Exhibit 26(e)(2) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(e)(3)

Group Variable Universal Life Policy, Spouse Enrollment, form 04-30723, previously filed on February 23, 2006 as Exhibit 26(e)(3) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(e)(4)

Group Variable Universal Life Policy, Evidence of Insurability, form 04-30721, previously filed on February 23, 2006 as Exhibit 26(e)(4) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(e)(5)

Variable Group Universal Life Employee Application, form 10-31142, previously filed on April 25, 2011 as Exhibit 26(e)5 to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(e)(6)

Variable Group Universal Life Spouse/Domestic Partner Application, form 10-31143, previously filed on April 25, 2011 as Exhibit 26(e)6 to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(f)(1)(a)

Charter of the Depositor, previously filed on February 23, 2006 as Exhibit 26(f)(1)(a) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(1)(b)

Certificate of Amendment of Articles of Incorporation dated February 15, 1988, previously filed on February 23, 2006 as Exhibit 26(f)(1)(b) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(1)(c)

Certificate of Amendment of Articles of Incorporation dated January 19, 1993, previously filed on February 23, 2006 as Exhibit 26(f)(1)(c) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(1)(d)

Certificate of Amendment of Articles of Incorporation dated September 29, 1993, previously filed on February 23, 2006 as Exhibit 26(f)(1)(d) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(1)(e)

Certificate of Amendment of Articles of Incorporation dated November 21, 2002, previously filed on February 23, 2006 as Exhibit 26(f)(1)(e) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(1)(f)

Certificate of Amendment of Articles of Incorporation dated February 17, 2004, previously filed on February 23, 2006 as Exhibit 26(f)(1)(f) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(2)

Bylaws of the Depositor, previously filed on February 23, 2006 as Exhibit 26(f)(2) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(g)(1)

Automatic Reinsurance Agreement between Northstar Life Insurance Company and Swiss Re Life & Health America Inc., previously filed on April 20, 2007 as Exhibit 26(g)(1) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(g)(2)

Amendment No. 1 to Automatic Reinsurance Agreement between Northstar Life Insurance Company and Swiss Re Life & Health America Inc., previously filed on April 20, 2007 as Exhibit 26(g)(2) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(g)(3)

Amendment No. 2 to Automatic Reinsurance Agreement between Northstar Life Insurance Company and Swiss Re Life & Health America Inc., previously filed on April 20, 2007 as Exhibit 26(g)(3) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(g)(4)

Amendment No. 3 to Automatic Reinsurance Agreement between Northstar Life Insurance Company, Securian Life Insurance Company and Swiss Re Life & Health America Inc., previously filed on April 20, 2007 as Exhibit 26(g)(4) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(1)(a)

Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc. and Securian Life Insurance Company, previously filed on April 27, 2012 as Exhibit 26(h)(1)(a) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(h)(1)(b)

Shareholder Information Agreement between Securian Funds Trust and, Securian Life Insurance Company, previously filed on April 27, 2012 as Exhibit 26(h)(1)(b) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(h)(2)(a)

Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Securian Life Insurance Company, previously filed on August 15, 2006 as Exhibit 26(h)(2) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(2)(b)

Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, and Janus Aspen Series and Securian Life Insurance Company, previously filed on April 20, 2007 as Exhibit 26(h)(2)(b) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(3)

Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Securian Life Insurance Company, previously filed on August 15, 2006 as Exhibit 26(h)(3) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(4)(a)

Target Funds Participation Agreement between Securian Life Insurance Company and Waddell & Reed, Inc., previously filed on August 15, 2006 as Exhibit 26(h)(4) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(4)(b)

Shareholder Information Agreement among Ivy Funds Distributor, Inc, Waddell & Reed, Inc. and Securian Life Insurance Company, previously filed on April 20, 2007 as Exhibit 26(h)(4)(b) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(4)(c)

First Amendment to Target Funds Participation Agreement (Excludes Products Sold Through W&R Distribution System) between Securian Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed on April 28, 2014 as Exhibit 26(h)(4)(c) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 9, is hereby incorporated by reference.

26(h)(5)

Fund Shareholder Services Agreement between Securian Life Insurance Company and Securian Financial Services, Inc., previously filed on August 15, 2006 as Exhibit 26(h)(5) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(6)(a)

Participation Agreement among Securian Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, previously filed on April 28, 2014 as Exhibit 26(h)(6)(a) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 9, is hereby incorporated by reference.

26(h)(7)(a)

Participation Agreement among Securian Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisers, Inc., and ALPS Portfolio Solutions Distributor, Inc., previously filed on April 28, 2014 as Exhibit 26(h)(7)(a) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 9, is hereby incorporated by reference.

26(h)(8)(a)

Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and Securian Life Insurance Company, previously filed on April 28, 2014 as Exhibit 26(h)(8)(a) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 9, is hereby incorporated by reference.

26(i)

Administrative Services Agreement between Securian Life Insurance Company and Securian Financial Group, Inc., previously filed on August 15, 2006 as Exhibit 26(i) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(1)(a)

Investment Accounting Agreement between Securian Life Insurance Company and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(1)(a) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(1)(b)

First Amendment to Investment Accounting Agreement between Securian Life Insurance Company and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(2)(a)

Administration Agreement between Securian Life Insurance Company and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(a) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(2)(b)

First Amendment to Administration Agreement between Securian Life Insurance Company and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(j)	Not Applicable.

26(k)	Opinion and consent of Chad M. Bigalke, Esq.

26(l)	Actuarial opinion of Brian C. Anderson, FSA.

26(m)	Calculation.

26(n)	Consent of KPMG LLP.

26(o)	Not Applicable.

26(p)	Not Applicable.

26(q)

Redeemability exemption, previously filed on August 15, 2006 as Exhibit 26(q) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(r)	Securian Life Insurance Company - Power of Attorney to Sign Registration Statements.